 As filed with the Securities and Exchange Commission on January 17, 2019

Securities Act Registration No. 333-41461

Investment Company Act Reg. No. 811-08529

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 70	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 73	[X]

(Check appropriate box or boxes.)

MONTEAGLE FUNDS

(Exact Name of Registrant as Specified in Charter)

2506 Winford Avenue, Nashville, TN  37211

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (888) 263-5593

The Corporation Trust Company

Corporation Trust Center, 1209 Orange Street, Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies To:

Paul B. Ordonio, President Monteagle Funds 2506 Winford Avenue Nashville, TN 37211	C. Richard Ropka, Esq. Law Office of C. Richard Ropka, LLC 215 Fries Mill Road Turnersville, NJ 08012

It is proposed that this filing will become effective (check appropriate box)

| |	immediately upon filing pursuant to paragraph (b)
|_|	on (date) pursuant to paragraph (b)
|_|	60 days after filing pursuant to paragraph (a)(1)
|_|	on (date) pursuant to paragraph (a)(1)
X|	75 days after filing pursuant to paragraph (a)(2)
|_|	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

|_|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This post-effective amendment is being filed to introduce a new series.

Monteagle
Opportunity Equity Fund

Prospectus

April ____, 2019

Investor Class: ______
Institutional Class: ______

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MONTEAGLE FUNDS

TABLE OF CONTENTS

FUND SUMMARY	1
MANAGEMENT	6
YOUR ACCOUNT	9
DISTRIBUTIONS AND TAXES	19
FINANCIAL HIGHLIGHTS	21
MORE INFORMATION ABOUT THE FUND	22
NOTICE OF PRIVACY POLICY AND PROCEDURES	25
FOR MORE INFORMATION	BACK COVER

G.W. Henssler & Associates, Ltd., is the investment adviser to The Fund and is located at 3735 Cherokee Street, Kennesaw, Georgia 30144. The Fund is a series of the Monteagle Funds. This Prospectus discusses Investor Class shares and Institutional Class shares of The Fund.

FUND SUMMARY – MONTEAGLE OPPORTUNITY EQUITY FUND

Investment Objective

The Fund’s investment objective is to seek growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

	Investor Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None

	Investor Class	Institutional Class
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and Service (Rule 12b-1) Fees	None	None
Other Expenses(2)	0.00%	0.00%
Operating Services Fee	0.70%	0.20%

Monteagle Funds - Monteagle Opportunity Equity Fund - Page 1

Total of all Other Expenses	1.55%	1.05%
Acquired Fund Fees and Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses(1)	1.55%	1.05%

(1)

“Total Annual Fund Operating Expenses” do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.

(2)

Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.

 Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Investor Class	$158	$489
Institutional Class	$107	$334

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate for the Predecessor Fund for the fiscal year ended April 30, 2018 was 6%.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing substantially all its assets in securities listed on a national securities exchange.

To meet its investment objective, The Fund will employ an investment strategy that emphasizes long-term capital appreciation and safety of principal. Under normal circumstances, The Fund invests more than 90% of its total assets in common stocks of companies identified by The Fund’s investment sub-adviser, G.W. Henssler & Associates, LTD (the “Sub-adviser”), based on the characteristics below. The Fund may invest in companies of any size, and The Fund typically holds its common stock investments until the fundamentals of the issuer change or other opportunities present

Page 2 - Monteagle Funds - Monteagle Opportunity Equity Fund

themselves. In addition, The Fund may invest up to 20% of its total assets in common stocks of foreign issuers that are traded in the United States and in American Depositary Receipts of foreign companies. When selecting common stocks for The Fund, the Sub-adviser seeks companies that exhibit the following characteristics:

•

undervalued assets;

•

strong balance sheet characteristics and financial foundations;

•

high earnings expectations; and

•

quality management and potential for future growth.

Factors deemed important by the Sub-adviser in selecting securities of such companies include, but are not limited to:

•

price;

•

price history; and

•

price-to-earnings ratio.

The Fund believes that its focus on the fundamentals of the businesses it invests in results in the purchase of above-average, high-quality securities with strong growth potential.

Principal Investment Risks

Investors in The Fund may lose money. An investment in The Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The success of The Fund cannot be guaranteed. There are risks associated with investments in the types of securities in which The Fund invests. These risks include:

Market Risk. The value of stocks selected for The Fund’s portfolio or the overall stock market may decline over short or extended periods.

Business and Economic Risk. Often, a particular industry, or certain companies within that industry, may be affected by circumstances that have little to no impact on other industries, or other companies within that industry.

Management Style Risk. The ability of The Fund to meet its investment objective is directly related to the Adviser’s selection of investments for The Fund, particularly in volatile stock markets.

Value Style Investing Risk. A value stock may not increase in price as anticipated by the Adviser if other investors fail to recognize the company’s value and bid up the price, the markets favor faster-growing companies, or the factors that the Adviser believes will increase the price of the security do not occur. Companies that may be considered out of favor, particularly companies emerging from bankruptcy, may tend to lose value more quickly in periods of anticipated economic downturns, may have difficulty retaining customers and suppliers and, during economic downturns, may have difficulty paying their debt obligations or finding additional financing.

Political Risk. The regulation or deregulation of particular industries may materially impact the value of companies within the affected industry.

Monteagle Funds - Monteagle Opportunity Equity Fund - Page 3

Investments in Small- and Mid-Sized Companies Risk. Although the Fund invests in companies of all sizes, there may be times when The Fund is substantially invested in small- and mid-sized companies. Stocks of smaller and mid-sized companies may have more risks than larger companies. In general, they have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Due to these and other factors, small- and mid-sized companies may be more susceptible to market downturns, and their stock prices may be more volatile.

Foreign Securities Risk. Investing in foreign securities involves risks that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of The Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

Performance

You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  The Fund acquired all the assets and liabilities of The Henssler Equity Fund, a series of the Henssler Funds, (the “Predecessor Fund”) in a tax-free reorganization on April ___, 2019.  In connection with this acquisition, shares of the Predecessor Fund’s Investor Class Shares and Institutional Class Shares were exchanged for Investor Class Shares and Institutional Class Shares of the Fund, respectively.  The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The performance information set forth below reflects the historical performance of the Predecessor Fund shares. Updated performance information will be available at no cost by calling (888) 263-5593 and on the Fund’s website at www.henssler.com.

Page 4 - Monteagle Funds - Monteagle Opportunity Equity Fund

Investor Class*

40%
35%
30%
25%
20%
15%
10%
5%
0%
-5%
-10%
-15%
-20%
-25%
-30%
-35%
-30.50%
23.97%
13.39%
-0.67%
7.65%
35.57%
9.59%
-3.17%
13.86%
10.38%
12/31/2008
12/31/2009
12/31/2010
12/31/2011
12/31/2012
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017

*   The Fund’s Investor Class year-to-date total return as of December 31, 2018, was [      %]. Returns of the Investor Class shares are presented because the Institutional Class shares were not offered during all of the periods shown. The annual returns would differ only to the extent that the Institutional Class and Investor Class shares do not have the same expenses.

Best and Worst Quarter Returns

(for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	[14.27%]	[9/30/2009]
Lowest Return	[-21.92%]	[12/31/2008]

Average Annual Total Returns

For the periods ended December 31, 2017:

Investor Class	1 Year	5 Years	10 Years	Since Inception**
Return Before Taxes	[ ]	[ ]	[ ]	[ ]
Return After Taxes on Distributions	[ ]	[ ]	[ ]	[ ]
Return After Taxes on Distributions and Sale of Fund Shares	[ ]	[ ]	[ ]	[ ]

Monteagle Funds - Monteagle Opportunity Equity Fund - Page 5

S&P 500 with Dividends (reflects no deduction for fees, expenses, or taxes)	[ ]	[ ]	[ ]	[ ]

Institutional Class	1 Year	5 Years	10 Years	Since Inception**
Return Before Taxes	[ ]	[ ]	[ ]	[ ]
S&P 500 with Dividends (reflects no deduction for fees, expenses, or taxes)	[ ]	[ ]	[ ]	[ ]

**     The Predecessor Fund’s Investor Class shares commenced investment operations on June 10, 1998. The Predecessor Fund’s Institutional Class shares commenced investment operations on June 15, 2011.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Investment Adviser and Sub-Adviser

Nashville Capital Corporation is the investment adviser to the Fund. G.W. Henssler & Associates, Ltd. is the investment Sub-adviser to the Fund.

Portfolio Managers

●	William G. Lako, Jr., CFP®, Principal and Managing Director of the Sub-adviser, has managed the Fund since January 2019.

●	Troy L. Harmon, CFA, CVA, Chief Investment Officer of the Sub-adviser, has managed the Fund since January 2019.

Purchase and Sale of Fund Shares

Generally, you may purchase or redeem Fund shares on any business day by mail  (Monteagle Funds, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147) or by wire transfer. Investors who wish to purchase, exchange or redeem Investor Class shares through a financial-intermediary should contact the financial intermediary directly. The minimum initial and subsequent investment amounts are shown below. The Fund may change the investment minimums at any time. To open an Individual Retirement Account (IRA), contact the Transfer Agent at (888) 263-5593.

Investor Class

Page 6 - Monteagle Funds - Monteagle Opportunity Equity Fund

Type of Account	To Open Your Account	To Add to Your Account
Regular Accounts	$2,000	$200
Traditional IRAs	$1,000	$100
Roth IRAs	$1,000	$100
Coverdell ESAs	$500	$100
Automatic Investment Plan	$100	$100

Institutional Class
Type of Account	To Open Your Account	To Add to Your Account
Regular Accounts	$1,000,000	None
Traditional IRAs	$1,000,000	None
Roth IRAs	$1,000,000	None
Coverdell ESAs	$1,000,000	None
Automatic Investment Plan	$1,000,000	None

Tax Information

The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Monteagle Funds - Monteagle Opportunity Equity Fund - Page 7

MANAGEMENT

Adviser

Nashville Capital Corporation (“Nashville Capital” or the “Adviser”), 2506 Winford Ave., Nashville, Tennessee 37211, serves as investment adviser to the Fund pursuant to a Management Agreement with Monteagle Funds (the “Trust”). Subject to the general oversight of the Board of Trustees of the Trust (the “Board”), the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of Sub-advisers.

In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the Adviser has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio to G.W. Henssler & Associates, Ltd. Nashville Capital was formed in 1988 and, as of August 31, 2018, managed assets of over [$138] million.

In addition to the Advisory Agreement, the Adviser has entered into an Operating Services Agreement (the “Operating Services Agreement”) with the Company to provide, or make arrangements for the provision of, virtually all day-to-day operational services to The Fund.  These fees will include: (i) accounting services and functions, including costs and expenses of any independent registered public accountants; (ii) non-litigation related legal and compliance services, including the expenses of maintaining registration and qualification of the Fund and the Portfolio under federal, state and any other applicable laws and regulations; (iii)  dividend disbursing agent, dividend reinvestment agent, transfer agent, and registrar services and functions (including answering inquiries related to shareholder Portfolio accounts); (iv) custodian and depository services and functions; (v) independent pricing services; (vi) preparation of reports describing the operations of the Portfolio, including the costs of providing such reports to broker-dealers, financial institutions and other organizations which render services and assistance in connection with the distribution of shares of the Portfolio; (vii) sub-accounting and recordkeeping services and functions (other than those books and records required to be maintained by Nashville under the Investment Advisory Agreement between the Fund and Nashville dated May 1, 1998), including maintenance of shareholder records and shareholder information concerning the status of their Portfolio accounts by investment advisers, broker-dealers, financial institutions, and other organizations on behalf of Nashville; (viii) shareholder and board of directors communication services, including the costs of preparing, printing and distributing notices of shareholders’ meetings, proxy statements, prospectuses, statements of additional information, Portfolio reports, and other communications to the Fund’s Portfolio shareholders, as well as all expenses of shareholders’ and board of directors’ meetings, including the compensation and reimbursable expenses of the directors of the Fund; and (ix) other day-to-day administrative services, including the costs of designing, printing, and issuing certificates representing shares of the Portfolio, and premiums for the fidelity bond maintained by the Fund pursuant to Section 17(g) of the Act and rules promulgated thereunder (except for such premiums as may be allocated to third parties, as insureds thereunder).  These fees

Page 8 - Monteagle Funds - Monteagle Opportunity Equity Fund

do not include: (i) all brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund or the Portfolio in connection with securities transactions to which the Fund or the Portfolio is a party or in connection with securities owned by the Fund or the Portfolio; (ii) the interest on indebtedness, if any, incurred by the Fund or the Portfolio; (iii) the taxes, including franchise, income, issue, transfer, business license, and other corporate fees payable by the Fund or the Portfolio to federal, state, county, city, or other governmental agents; (iv) the fees and expenses of each director of the Fund who is not an “interested person” thereof, as defined in Section 2(a)(19) of the Act; (v) the expenses, including fees and disbursements of counsel, in connection with litigation by or against the Fund or the Portfolio; (vi) the expenses, including fees and disbursements, of any legal counsel separately representing the Fund’s independent directors; and (vii) any other extraordinary expense of the Fund or Portfolio.

For these services, The Fund will pay the Adviser the fees described below for the fiscal year ended August 31, 2019, for the Investor Class and Institutional Class, respectively. These fees are estimated fees as the Fund has not yet begun operations.  All fees are expressed as an annual percentage of average net assets of The Fund.

	Investor Class	Institutional Class
Advisory Fee	0.85%	0.85%
Operating Services Fee	0.70%	0.20%
Total Fees Paid to the Adviser	1.55%	1.05%

Pursuant to the Management Agreement, the Adviser is paid a management fee based on the Fund’s average daily net assets according to the following schedule for both the Investor Class and Institutional Class:

Average Daily Net Assets of the Fund	Annual Management Fee Rate
First $25 million	0.85%
$25 million to $50 million	0.80%
$50 million to $100 million	0.75%
Over $100 million	0.70%

The Fund’s expenses are comprised of expenses directly attributable to the Fund as well as expenses that are allocated among all series of the Trust. In addition, the Adviser is responsible for distribution expenses – including, among other things, the expense of printing and mailing prospectuses and sales materials used for promotional purposes. The Adviser or the Sub-adviser (not the Fund) may, from its management fee, pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution-related services and/or performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute or regulation.

Monteagle Funds - Monteagle Opportunity Equity Fund - Page 9

Sub-Adviser / Portfolio Managers

The Adviser has the ultimate responsibility (subject to oversight by the Board) to oversee the Fund’s Sub-adviser and recommend its hiring, termination and replacement. The Adviser has entered into an investment sub-advisory agreement G.W. Henssler & Associates, Ltd. (“Henssler & Associates”), under which Henssler & Associates serves as the Fund’s Sub-adviser. The Adviser has retained Henssler & Associates to render advisory services and make daily investment decisions for the Fund. The day-to-day management of the Fund is performed by the portfolio managers employed by Henssler & Associates. Henssler & Associates is registered as an investment adviser under the Investment Advisers Act of 1940. Information regarding Henssler & Associates and the business experience and educational background of the Fund’s portfolio managers follow:

Portfolio Managers. The Fund is managed by William G. Lako, Jr., CFP® and Troy L. Harmon, CFA, CVA (the “Investment Committee”). The Fund’s Investment Committee is responsible for the day-to day management and is supported by a group of research analysts and other members of the Adviser’s investment staff.

Mr. Lako has worked in investment management and financial planning for more than 23 years. He earned his BBA from Kennesaw State University in 1995, and holds the Series 7, Series 26, Series 28, Series 63 and Series 65 registrations. Mr. Lako is a CERTIFIED FINANCIAL PLANNERTM Certificant. Mr. Lako began his financial career with G.W. Henssler & Associates, Ltd. in 1995.

Mr. Harmon has worked in investment management and financial analysis for more than 10 years. He earned his BBA in Finance in 2006 and a BBA in Accounting in 2015 from Kennesaw State University. Mr. Harmon is a CFA Charterholder and a Certified Valuation Analyst. Mr. Harmon began his financial career with G.W. Henssler & Associates, Ltd. in 2006.

A discussion regarding the basis for approval by the Board of Trustees of the Trust’s Management Agreement with the Adviser and the Sub-advisor’s Agreement will be available in the Fund’s annual report for the year ended August 31, 2019

The Fund’s Statement of Additional Information contains further details about the portfolio managers’ compensation, other accounts they manage, and their ownership of Fund shares.

Other Service Providers

Mutual Shareholder Services, LLC, (the “Transfer Agent”), provides certain administration, portfolio accounting, and transfer agent and shareholder services to the Fund. The Transfer Agent’s address is 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

Arbor Court Capital, LLC (the “Distributor”), the principal underwriter of the Fund, acts as the Fund’s representative in connection with the offering of Fund shares.  The Fund may be offered by other broker-dealers as well. The Distributor is affiliated with the Transfer Agent but is not affiliated with the Adviser nor its affiliated companies.

Page 10 - Monteagle Funds - Monteagle Opportunity Equity Fund

The fees and other charges (except for any extraordinary expenses) associated with the Fund’s service providers are paid by the Adviser.

Monteagle Funds - Monteagle Opportunity Equity Fund - Page 11

YOUR ACCOUNT

General Information

The Fund does not impose any sales charges on purchases of The Fund. In general, The Fund requires a minimum initial investment of $2,000 for Investor Class shares and $1,000,000 for Institutional Class shares. For Investor Class shares, The Fund requires a minimum subsequent investment of $200 and The Fund will waive minimum investment requirements for any automatic investment plan of $100 or more per month, and for certain other accounts, as noted below. There is not a subsequent investment minimum for Institutional Class shares.

Orders for the purchase of shares of The Fund placed directly with The Fund’s transfer agent, Mutual Shareholder Services, LLC. (the “Transfer Agent”) by an investor are executed at the next determined NAV per share after receipt in proper form by the Transfer Agent. The Fund has authorized one or more brokers (or other financial intermediaries) to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on The Fund’s behalf. Customer orders will be priced at The Fund’s net asset value next computed after they are received by an authorized broker or the broker’s authorized designee. Shares are eligible to receive dividends the day they are purchased. The Fund reserves the right to reject any order for the purchase of its shares in whole or in part.

You pay no sales charges to purchase or sell (redeem) shares of the Fund. You may purchase and sell shares at the net asset value (“NAV”) next calculated after receipt of your purchase order or redemption request by the Fund’s transfer agent in “good order.” If your purchase order is received in good order prior to 4:00 p.m. (Eastern time), your transaction will be priced at that day’s NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions. The Fund will be deemed to have received a purchase order or redemption request when an authorized broker or, if applicable, a broker’s designee receives same in good order.

Good Order:

Purchase Order of Shares: When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

- the name of the Fund and share class, if applicable;

- the dollar amount of shares to be purchased;

- a completed purchase application or investment stub; and

- a check payable to the Fund.

Redemption Request of Shares: When making a redemption request, make sure your request is in good order. “Good Order” means your redemption request includes:

-

the Fund name and your account number;

-

the account name(s) and address;

-

the dollar amount or number of shares you wish to redeem; and

-

signatures by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

Page 12 - Monteagle Funds - Monteagle Opportunity Equity Fund

The Fund does not issue share certificates.

You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Fund reserves the right to impose new minimum investment amounts. The right of redemption may not be suspended, except for any period during a period which: (1) the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

Choosing a Share Class:

The Fund offers Investor Class and Institutional Class shares. Expenses vary between the Investor Class and Institutional Class shares of The Fund. You should carefully consider the differences in the fee structures as well as the length of time you wish to invest in The Fund before choosing which share class is most appropriate for you to purchase. (Please review the Fees and Expenses Table for The Fund before investing in The Fund.) Additionally, please make sure that you are an eligible investor for the specific class. The following is a summary of the differences between Investor Class and Institutional Class shares of The Fund.

	Investor Class	Institutional Class
Minimum Initial Investment	$2,000	$1,000,000
(See table below for IRA and other types of accounts)

(NOTE: Registered investment advisers and financial planners that maintain an account directly with the Transfer Agent may aggregate their client accounts to meet the minimum amount if prior written notice is provided to the Transfer Agent.)

Monteagle Funds - Monteagle Opportunity Equity Fund - Page 13

Eligible Investors	Designed for the following types of accounts: (1) individual investors investing directly through The Fund’s Transfer Agent; or (2) individual investors investing through financial intermediaries.

Designed for the following types of accounts:

(1)

proprietary accounts of institutions (financial institutions, corporations, trusts, estates, religious and charitable organizations) maintained directly with the Transfer Agent; and

(2)

accounts of registered investment advisers and financial planners purchasing on behalf of clients who are charged asset-based or other management fees.

Expenses	Higher expense ratio than Institutional Class shares due to a higher Operating Services Fee.	Lower expense ratio than Investor Class shares due to a lower Operating Services Fee.

When and How NAV is Determined. The Fund calculates its NAV as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m., Eastern time) on each weekday except days when the Exchange is closed. The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is placed. The time at which the Fund’s NAV is calculated may change if the SEC has determined an emergency condition exits or if the Exchange closes early. The Fund’s NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available or are considered to be unreliable due to significant market or other events, the Fund values securities at fair value, as determined under procedures adopted by the Board of Trustees of the Trust (e.g., if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation). The NAV may be different if fair value is utilized rather than using market quotations.

How to Contact the Fund

Write to us at:

Monteagle Funds
8000 Town Centre Drive, Suite 400

Page 14 - Monteagle Funds - Monteagle Opportunity Equity Fund

Broadview Heights, Ohio 44147

Overnight Address:

Monteagle Funds
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Distributor:

Arbor Court Capital, LLC
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Telephone us Toll-Free at:

(888) 263-5593

Wire investments (or ACH payments) to:

Please call the Transfer Agent at (888) 263-5593 for wiring instructions.

Transactions Through Third Parties. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund and such organizations may be authorized to designate intermediaries to accept orders on behalf of the Fund. Orders will be priced at the NAV next determined after your order is received by such organization, or its designee, in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase shares.

Buying Shares

How to Make Payments. All investments must be in U.S. dollars and checks must be drawn on a U.S. financial institution. The Fund does not accept cash, drafts, “starter” checks, travelers’ checks, credit card checks, post-dated checks, cashier’s checks under $10,000, or money orders. In addition, the Fund does not accept checks made payable to third parties.

●	Checks. Checks must be made payable to “Monteagle Funds.” The Transfer Agent will charge $25 against a shareholder’s account for any check returned for insufficient funds.

Monteagle Funds - Monteagle Opportunity Equity Fund - Page 15

●

By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

●

Bank Wires. Instruct your financial institution to make a federal funds wire payment to us. Your financial institution may charge you a fee for this service. The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order is considered received when Huntington National Bank, the Fund’s custodian, receives payment by wire. If your account application was telecopied to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. Shares will be issued at the NAV next computed after receipt of your wire in proper form.

●	IRA Accounts. Please note that a different procedure is used for opening Individual Retirement Accounts (IRAs). Please call the Transfer Agent at (888) 263-5593 for details.

Minimum Investments. In general, the Fund requires a minimum initial investment of $2,000 for Investor Class shares and $1,000,000 for Institutional Class shares. For Investor Class shares, the Fund requires a minimum subsequent investment of $200 and the Fund will waive minimum investment requirements for any automatic investment plan of $100 or more per month, and for certain other accounts, as noted below. There is not a subsequent investment minimum for Institutional Class shares. Management of the Fund may choose to waive the initial investment minimum.

Investor Class
	Minimum Initial Investment	Additional Investment
Regular Accounts	$2,000	$200
Traditional IRAs	$1,000	$100
Roth IRAs	$1,000	$100
Coverdell ESAs	$500	$100
Automatic Investment Plan	$100	$100

Institutional Class

Page 16 - Monteagle Funds - Monteagle Opportunity Equity Fund

	Minimum Initial Investment	Additional Investment
Regular Accounts	$1,000,000	None
Traditional IRAs	$1,000,000	None
Roth IRAs	$1,000,000	None
Coverdell ESAs	$1,000,000	None
Automatic Investment Plan	$1,000,000	None

Account Requirements

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts are owned by one person, as are sole proprietorship accounts. Joint accounts have two or more owners (tenants).	● Instructions must be signed by all persons required to sign exactly as their names appear on the account.
Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	● Depending on state laws, you can set up a custodial account under the UGMA or the UTMA ● The custodian must sign instructions in a manner indicating custodial capacity.
Business Entities	● Submit a Corporate/Organization Resolution form or similar document.
Trusts	● The trust must be established before an account can be opened. ● Provide a certified trust document, or the pages from the trust document that identify the trustees.

Investment Procedures

How to Open an Account	How to Add to Your Account

By Check

● Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable).

● Complete the application (and resolution form).

● Mail us your application (and resolution form) and a check.

By Check ● Fill out an investment slip from a confirmation statement or write us a letter. ● Write your account number on your check. ● Mail us the slip (or your letter) and a check.

Monteagle Funds - Monteagle Opportunity Equity Fund - Page 17

By Bank Wire

● Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable).

● Complete the application (and resolution form).

● Call us to fax the completed application (and resolution form) and we will assign you an account number.

● Mail us your original application.

● Instruct your bank to wire your money to us.

By Bank Wire ● Call to notify us of your incoming wire. ● Instruct your bank to wire your money to us.
By Systematic Investment ● Complete the Systematic Investment section of the application. ● Attach a voided check to your application. ● Mail us the completed application and the voided check.

Systematic Investments. You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by electronic transfer. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days’ written notice, to make reasonable changes.

Your depository institution may impose its own charge for making transfers from your account. Systematic investments must be for at least $100. Please call the Transfer Agent at (888) 263-5593 for details.

Limitations on Purchases. The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading.

Cancelled or Failed Payments. The Fund accepts checks and electronic bank transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or electronic bank transfer that does not clear, your purchase will be cancelled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

Customer Identification and Verification. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

●	Name;

●	Date of birth (for individuals);

Page 18 - Monteagle Funds - Monteagle Opportunity Equity Fund

●	Residential or business street address (although post office boxes are still permitted for mailing); and

●	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Effective May 11, 2018, if you are opening an account in the name of a legal entity (e.g., a partnership, business trust, limited liability company, corporation, etc.), you may be required to supply the identity of the beneficial owner or controlling person(s) of the legal entity prior to the opening of your account. The Fund may request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help the Transfer Agent verify your identity.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. In each case, your redemption proceeds may be worth more or less than your original investment. The Fund will not be responsible for any loss incurred due to the Fund’s inability to verify your identity.

Special Instructions for Individual Retirement Accounts

If you are interested in investing your Individual Retirement Account (“IRA”) or Roth IRA in the Fund, you may establish an IRA, IRA Rollover Account, Roth IRA, or Roth IRA Rollover Account in The Fund. Please call the Fund at (888) 263-5593 to request an IRA investment package. You may also call a broker-dealer for more information regarding the establishment of an IRA account in the Fund. For more complete IRA information, consult your tax professional.

An annual IRA and Coverdell Education Savings Account (“ESA”) maintenance fee of $12.00 is charged by the IRA custodian on a per-account basis.

Terms To Understand

Traditional IRA - an individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

Roth IRA - an IRA funded with non-deductible contributions; and tax-free growth of assets and distributions, if the assets are held for five years or longer and certain conditions are met.

Monteagle Funds - Monteagle Opportunity Equity Fund - Page 19

Coverdell ESA - an education savings account with non-deductible contributions, and tax-free growth of assets and distributions, if used to pay qualified educational expenses.

Special Instructions For Institutional Class Shares

The Fund offers Institutional Class shares primarily for direct investment by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations or corporations. Institutional Class shares may also be offered through financial intermediaries that charge their customers transaction or other distribution or service fees with respect to their customers’ investments in The Fund. If you are purchasing Institutional shares through a financial intermediary, you must follow the procedures established by your financial intermediary. Your financial intermediary holds the Institutional shares in your name and receives all confirmations of purchases and sales.

Institutional Class shares of The Fund are purchased or redeemed at their NAV per share next calculated after your purchase order and payment or redemption order is received in proper form by The Fund, less any applicable redemption fees. If you place an order for Institutional Class shares of The Fund through a financial intermediary, The Fund will be deemed to have received a purchase or redemption order when the financial intermediary receives the order. The financial intermediary must send to the Transfer Agent immediately available funds in the amount of the purchase price in accordance with the Transfer Agent’s instructions. If payment is not received within the time specified, the Transfer Agent may rescind the transaction and the financial intermediary will be held liable for any resulting fees or losses. For more information about your financial intermediary’s rules and procedures and whether your financial intermediary has been authorized by The Fund to receive purchase and redemption orders on their behalf, you should contact your financial intermediary directly.

Selling Shares

The Fund processes redemption orders promptly and you will receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Under unusual circumstances as provided by the rules of the SEC, the Fund may delay payment of redemption proceeds for more than 7 days. The Fund will redeem your shares when the redemption request is received in proper form; however, if you recently purchased your shares by check and the Fund has not yet collected payment for those shares, your redemption proceeds will only be released when the Fund is reasonably satisfied that the check has cleared, which may take up to 15 calendar days.

How to Sell Shares from Your Account

Page 20 - Monteagle Funds - Monteagle Opportunity Equity Fund

By Mail

● Prepare a written request including:

● Your name(s) and signature(s)

● Your account number

● The Fund name

● The dollar amount or number of shares you want to sell

● How and where to send your proceeds

● Obtain a signature guarantee (if required)

● Obtain other documentation (if required)

● Mail us your request and documentation

By Bank Wire

● Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more

● Call us with your request (unless you declined telephone redemption privileges on your account application) (See “By Telephone”) OR

● Mail us your request (See “By Mail”)

How to Sell Shares from Your Account

By Telephone (for redemptions of $25,000 or less)

● Call us with your request (unless you declined telephone redemption privileges on your account application)

● Provide the following information:

● Your account number (Exact name(s) in which the account is registered)

● Additional form of identification

● Your proceeds will be:

● Mailed to you OR

● Wired to you (unless you did not provide bank account information on your account application) (See “By Wire”)

Monteagle Funds - Monteagle Opportunity Equity Fund - Page 21

Systematically ● Complete the systematic withdrawal section of the application ● Attach a voided check to your application ● Mail us your completed application

Telephone Redemption Privileges. You may redeem your shares having a value of $25,000 or less by telephone by calling the Transfer Agent at (888) 263-5593 unless you declined telephone redemption privileges on your account application. Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund.

Upon request, redemption proceeds of $100 or more may be sent to your bank by electronic transfer, and proceeds of $5,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders may be charged a fee of $15 by the Fund’s custodian for outgoing wires.

Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

Wire Redemptions. You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

IRA Redemptions. If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

Systematic Withdrawal. If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by electronic transfer. Systematic requests must be for at least $100.

Signature Guarantee Requirements. To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. Written instructions

Page 22 - Monteagle Funds - Monteagle Opportunity Equity Fund

signed by all registered owners, with a signature guarantee for each owner, are required for any of the following:

●	Request to redeem $100,000 or more;

●	Redemption from an account for which the address or account registration has changed within the last 30 days;

●	Sending redemption or distribution proceeds to any person, address, brokerage firm or bank account not on record; or

●	Sending redemption or distribution proceeds to an account with a different registration (name or ownership) from yours.

We reserve the right to require a signature guarantee(s) on all redemptions.

Small Accounts. If the value of your account falls below $1,000, the Fund may ask you to increase your balance. If the account value is still below $1,000 after 90 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account’s market value.

Redemptions In Kind. The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions “in kind” usually occur if the amount requested is large enough to affect the Fund’s operations (for example, if it represents more than 1 percent of the Fund’s assets). A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed. When you convert these securities to cash, you will pay brokerage charges.

Lost Accounts. The Transfer Agent will consider your account “lost” if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is “lost,” all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for 6 months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.

Exchange Privileges

You may sell your Fund shares and buy shares of any other series of the Trust, also known as an exchange, by telephone or in writing. Because exchanges are treated as a sale and purchase, they may have tax consequences. Shares of the Fund acquired by means of an exchange will be purchased at the NAV next determined after receipt of the exchange request in proper form by the Transfer Agent.

Requirements. You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate or modify the exchange privilege upon 60 days’ notice to shareholders. There is currently no limit on exchanges, but each Fund reserves the right to limit the number of exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application.

Monteagle Funds - Monteagle Opportunity Equity Fund - Page 23

How to Exchange Shares

By Mail

● Prepare a written request including:

● Your name(s) and signature(s)

● Your account number

● The names of the funds you are exchanging

● The dollar amount or number of shares you want to sell (and exchange)

● If opening a new account, complete an account application if you are requesting different shareholder privileges

● Mail us your request and documentation

By Telephone

● Call us with your request (unless you declined telephone redemption privileges on your account application)

● Provide the following information:

● Your account number

● Exact name(s) in which account is registered

● Additional form of identification

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.

Market Timing

Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, may increase taxable capital gains, and may harm Fund performance (diluting the value of Fund shares held by long-term investors). The Fund does not knowingly accommodate frequent purchases and redemptions.

It is the Trust’s policy to strongly discourage abusive short-term trading or market timing in the Fund. This policy and related procedures are designed to reduce, to the extent possible, investors from using the Fund for abusive short-term trading or market timing. To minimize harm to the Fund and its shareholders, the Trust reserves the right to reject any purchase order, including exchange purchases, for any reason without prior notice,

Page 24 - Monteagle Funds - Monteagle Opportunity Equity Fund

particularly orders that the Trust believes are made on behalf of persons engaging in excessive short-term trading.

Service providers to the Trust (primarily the Adviser and the Transfer Agent) will assist the Trust in undertaking steps necessary to implement this policy and related procedures. Trust service providers will assist the Trust in monitoring selected trades based on a shareholder’s trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring the service providers believe a shareholder has engaged in abusive trading practices, they will inform the Trust’s CCO and may, after consultation with or at the discretion of the Trust’s CCO, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

The Fund relies on intermediaries to help enforce its market timing policies. If the Fund detects short-term trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Although the Fund has taken steps to discourage abusive short-term trading or market timing, the Fund cannot guarantee that such trading will not occur.

General Policies

The Fund reserves the right to:

Refuse any purchase request for any reason.

Change any of its purchase or redemption policies or procedures at any time.

Delay in sending out redemption proceeds for up to seven (7) days. This generally only happens in cases of large redemptions or during unusual market conditions.

Make payment for any redemption proceeds in securities rather than cash. This generally only happens in cases of large redemptions or during unusual market conditions.

Suspend the right to redeem and delay redemption proceeds during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

Liquidate the value of your account and transfer to the appropriate state if no activity occurs in the account within the time period specified by state law.

Low Balance Accounts

If your account falls below $1,000 because of redemption, The Fund may request in writing that you increase your balance. If the balance remains less than $1,000 ninety (90) days from the date of the written request, The Fund may close your account, and mail you the proceeds from your account to the address on the Transfer Agent’s records.

Verification of Shareholder Transaction Statements

You must contact The Fund in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. The Fund may deny your ability to refute a transaction if it does not hear from you within 60 days after the confirmation statement date.

Non-Receipt of Purchase Wire/ Insufficient Funds Policy

Monteagle Funds - Monteagle Opportunity Equity Fund - Page 25

The Fund reserves the right to cancel a purchase if payment of the check or electronic funds transfer does not clear your bank, or if a wire is not received by settlement date. The Fund may charge a fee for insufficient funds and you may be responsible for any fees imposed by your bank and any losses that The Fund may incur as a result of the canceled purchase.

Patriot Act

The USA PATRIOT Act of 2001 requires financial institutions, including The Fund, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing the required application, you will be required to supply your full name, date of birth, Social Security number and permanent street address to assist in verifying your identity. Mailing addresses containing only a P.O. Box will not be accepted. Until such verification is made, The Fund may temporarily limit additional share purchases. In addition, The Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. If the Fund closes a shareholder’s account in this manner, the shares will be valued in accordance with the net asset value next calculated after The Fund decides to close the account. The value of the shares at the time of redemption may be more or less than what the shareholder paid for such shares. As required by law, The Fund may employ various procedures, such as comparing the information to fraud databases or requiring additional information or documentation from you, to ensure that the information supplied by you is correct.

Investments Through Third Parties

If you invest through a third party (rather than directly through The Fund), the policies and fees may be different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. The Adviser also may, from time to time, at its expense and out of its own resources, make cash payments to certain financial intermediaries for shareholder services, as an incentive to sell shares of The Fund and/or to promote retention of their customer’s assets in The Fund. These payments may be referred to as “revenue sharing,” but do not change the price paid by investors to purchase Fund shares or the amount The Fund receives as proceeds from such sales. Revenue sharing payments may be made to financial intermediaries that provide services to The Fund or its shareholders, including (without limitation) shareholder servicing, transaction processing, sub-accounting or marketing support.

Telephone Purchases by Securities Firms

Member firms of the Financial Industry Regulatory Authority (“FINRA”) may telephone the Transfer Agent at (888) 263-5593 and place purchase orders on behalf of investors who carry their Fund investments through the member’s account with The Fund. By electing telephone purchase privileges, FINRA member firms, on behalf of themselves and their clients, agree that neither The Fund, the Distributor nor the Transfer Agent shall be liable for following instructions communicated by telephone and reasonably believed to be genuine. The Fund and its agents provide written confirmations of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine. As a result of these and other policies, the FINRA member firms may bear the risk of any loss in the event of such a transaction. However, if the Transfer Agent or The Fund fails to employ this and other established procedures, the Transfer Agent or The

Page 26 - Monteagle Funds - Monteagle Opportunity Equity Fund

Fund may be liable. The Fund reserves the right to modify or terminate these telephone privileges at any time.

DISTRIBUTIONS AND TAXES

Distributions

The Fund declares and pays distributions from net investment income quarterly. Any net capital gains realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

Taxes

The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the Statement of Additional Information (“SAI”). Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Fund.

The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. The Fund intends to distribute its income and gains in such a way that it will not be subject to federal excise tax on certain undistributed amounts.

The Fund’s distributions of net investment income (including short-term capital gains) are generally taxable to you as ordinary income, although certain dividends may be taxed to non-corporate shareholders at long-term capital gains rates. The Fund’s distributions of long-term capital gains, if any, generally are taxable to you as long-term capital gains regardless of how long you have held your shares of the Fund. Distributions may also be subject to state and local taxes.

If you purchase shares shortly before the Fund makes a distribution, you are taxed on the distribution even though the distribution may represent a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold Federal income taxes at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports by February 15 of each year containing information about the income tax status of taxable distributions paid during the prior year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax advisor.

Monteagle Funds - Monteagle Opportunity Equity Fund - Page 27

Cost Basis Reporting. As of January 1, 2012, federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012. The Fund has chosen Average Cost as its default tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

Index Description

S&P 500 Index: The S&P 500 Index is the Standard & Poor’s Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices. You may not invest directly in the S&P 500 Index.

FINANCIAL HIGHLIGHTS

The following table is intended to help you better understand the Fund's financial performance since its inception. The Fund is a continuation of the Predecessor Fund and, therefore, the financial information includes results of the Predecessor Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Predecessor Fund (assuming reinvestment of all dividends and distributions). The information is derived from the Predecessor Fund’s Semi-Annual Report, which is unaudited. The information for each fiscal period ended April 30 has been audited by Cohen & Company, Ltd., the Predecessor Fund's Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, are included in the Predecessor Fund’s Annual Report. The Semi-Annual Report and Annual Report are available upon request.

NOTICE OF PRIVACY POLICY AND PROCEDURES

At the Monteagle Funds, we are committed to protecting your financial privacy.

The personal information that we have about you comes directly from you. You disclosed much of this information on your mutual fund account application or we may have contacted you by telephone or mail for additional information.

Page 28 - Monteagle Funds - Monteagle Opportunity Equity Fund

We keep information about the investments you purchase, transactions and payment history. We may in extreme cases collect personal information from outside sources, including consumer reporting agencies.

We do not sell shareholder information to anyone. We do not disclose your personal information to companies or organizations not affiliated with us. We may use your personal information to communicate with you about your investments. In addition, we may, as permitted by law and without your prior permission, provide personal information about you contained in our records or files to persons or organizations such as:

●

Persons who perform business functions for us, such as third parties that provide assistance in processing and servicing your account;

●

The Fund’s investment adviser; and

●

Regulatory or law-enforcement authorities.

We recognize the need to provide protection against unauthorized access to the information we collect, including that held in an electronic format on our computer systems. We maintain physical, electronic, and organizational safeguards to protect your personal information. We continually review our policies and practices, monitor our computer networks and test the strength of our security in order to help us ensure the safety of shareholder information.

The Monteagle Funds consider privacy a fundamental right of shareholders and take seriously the obligation to safeguard shareholder information. We will adhere to the policies and practices above for both current and former shareholders. If you believe that any information about you is not accurate, please let us know.

Monteagle Funds - Monteagle Opportunity Equity Fund - Page 29

Page 30 - Monteagle Funds - Monteagle Opportunity Equity Fund

FOR MORE INFORMATION

Annual/Semi-Annual Reports

The Fund publishes annual and semi-annual reports to shareholders that provide additional information about the Fund’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

The SAI provides more detailed information about the Fund and it is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Fund

You can get free copies of the Fund’s annual and semi-annual reports and SAI, request other information and make inquiries about the Fund by contacting your broker, or by calling or writing the Fund at:

MONTEAGLE FUNDS
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147
(888) 263-5593  www.monteaglefunds.com

Securities and Exchange Commission Information

You can also review the Fund’s reports, SAI and other information about the Fund at the Public Reference Room of the SEC. The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by e-mailing or by writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-1520
E-mail address: public info@sec.gov

Free copies of the reports and SAI are available from the SEC’s Website at: http://www.sec.gov

Investment Company Act File No. 811-08529

Monteagle Opportunity

Equity Fund

MONTEAGLE FUNDS
8000 Town Centre Drive

Suite 400

Broadview Heights, Ohio 44147
(888) 263-5593   www.monteaglefunds.com

c/o ARBOR COURT CAPITAL, LLC
8000 Town Centre Drive

Suite 400

Broadview Heights, Ohio 44147-4003
(440) 922-0066

STATEMENT OF ADDITIONAL INFORMATION

[ , 2019]

Monteagle Opportunity Equity Fund

Investor Class  Shares: ____

Institutional Class Shares: ____

Each a portfolio of

MONTEAGLE FUNDS

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(888) 263-5593

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus of the Monteagle Opportunity Equity Fund (the “Fund”) dated { ___}, 2019. The Fund is a separate series of the Monteagle Funds (“Trust”), an open-end management company organized as a Delaware business trust.  The Trust also  offers shares of Monteagle Fixed Income Fund, Monteagle Informed Investor Growth Fund, Monteagle Quality Growth Fund, Monteagle Select Value Fund, Monteagle Value Fund, and The Texas Fund. This SAI has been incorporated in its entirety into the Prospectus. Copies of the Prospectus, the Semi-Annual Report to Shareholders, and the Annual Report to Shareholders may be obtained at no charge from the Funds by writing to the above address or calling (888) 263-5593.

The Fund acquired all the assets and liabilities of The Henssler Equity Fund, a series of The Henssler Funds, Inc. (the “Predecessor Fund”), in a tax-free reorganization on [    , 2019].  In connection with this acquisition, Investor Class Shares and Institutional Class Shares of the Predecessor Fund were exchanged for Investor Class Shares and Institutional Class Shares of the Fund, respectively. Certain financial information included on the following pages is that of the Predecessor Fund.

The information in this SAI is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

TABLE OF CONTENTS

FUND HISTORY	2
INVESTMENT POLICIES AND RISKS	2
INVESTMENT LIMITATIONS	11
PERFORMANCE DATA AND ADVERTISING	13
MANAGEMENT	13
PORTFOLIO TRANSACTIONS	29
ADDITIONAL PURCHASE INFORMATION AND REDEMPTION INFORMATION	32
ADDITIONAL TAX INFORMATION	35
OTHER MATTERS	37
APPENDIX A - DESCRIPTION OF SECURITIES RATINGS	42
APPENDIX B - MISCELLANEOUS TABLES	46
APPENDIX C - PROXY VOTING PROCEDURES	50

GLOSSARY

"Administrator" or "Transfer Agent" means the administrator, transfer agent, dividend disbursing agent and fund accountant of each Fund.

"Adviser" means Nashville Capital Corporation.

"Board" means the Board of Trustees of the Trust.

“CEA” means the Commodity Exchange Act, as amended.

"CFTC" means the U.S. Commodities Futures Trading Commission.

"Code" means the Internal Revenue Code of 1986, as amended.

"Custodian" means the custodian of each Fund's assets.

"Distributor" means the principal underwriter of each Fund.

"ETF" means Exchange Traded Fund.

"Fitch" means Fitch Ratings.

"Fund" means each of the separate series of the Trust to which this SAI relates as identified on the cover page.

"Funds" means each series of the Trust, collectively, as identified on the cover page of the SAI.

"Moody's" means Moody's Investors Service, Inc.

"NAV" means net asset value.

"NRSRO" means a nationally recognized statistical rating organization.

"SAI" means this Statement of Additional Information.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P" means Standard & Poor's.

"Sub-adviser" means G.W. Henssler & Associates, Ltd.

"Trust" means Monteagle Funds.

"Trustees" means the Board of Trustees of the Trust.

"U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

"U.S. Treasury Securities" means obligations issued or guaranteed by the U.S. Treasury.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.

FUND HISTORY

Monteagle Funds was organized on November 25, 1997 as a Delaware statutory trust. Each of the Monteagle Fixed Income Fund, Monteagle Informed Investor Growth Fund, Monteagle Quality Growth Fund, Monteagle Select Value Fund, Monteagle Value Fund, The Texas Fund and Monteagle Opportunity Equity Fund is an open end, management investment company and a separate diversified series of the Trust. The Trust’s Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities, and it permits the Trust to offer separate classes of each such series.

INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS

Reference is made to “Summary Section” and “Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings Information” in the Prospectus for a discussion of the principal investment strategies, objectives, policies and risks of the Monteagle Opportunity Equity Fund (“The Fund”). Set forth below is certain further information relating to The Fund.

The Fund’s investment objective is to seek growth of capital. The Fund’s investment strategy is to emphasize long-term capital appreciation and safety of principal.

The Fund may also invest in securities of other investment companies, subject to the limits and restrictions contained in, and the rules and regulations promulgated under, the Investment Company Act of 1940, as amended (the “Investment Company Act”). In the event that The Fund invests in other investment companies, such investments would be for cash management purposes. Please see the section entitled “Temporary Defensive Position” on page 3 for a list of investments that The Fund may make to protect its share value against sustained market down cycles or adverse extraordinary circumstances.

The Fund is diversified, which means that The Fund may not, as to 75% of its assets, purchase securities of any one issuer, other than securities issued or guaranteed by the United States government, if immediately after such purchase more than 5% of The Fund’s total assets would be invested in securities of such issuer or The Fund would own 10% or more of the outstanding voting securities of such issuer. The Fund will not invest more than 25% of its assets in a particular industry sector. The Fund will not purchase securities on margin, but it may obtain such short-term credit from banks as may be necessary for the clearance of purchases and sales of securities.

INVESTMENTS IN SMALL- AND MID-SIZED COMPANIES. Although the Fund invests in companies of all sizes, i.e., large (annual revenues generally over $5 billion), medium (annual revenues generally between $1 billion and $5 billion), and small (annual revenues generally under $1 billion), there may be times when The Fund is significantly invested in small- and mid-sized companies. Smaller growth companies may offer greater potential for capital appreciation than larger companies, particularly because they often have new products, methods or technologies, or may respond to changes in industry conditions due to regulatory or other developments more rapidly than their larger competitors. In addition, because they may be followed by fewer stock analysts and less information may be available on which to base stock price evaluations, the market may overlook favorable trends in particular smaller growth companies, and then adjust its valuation more quickly once investor interest increases. Smaller growth companies may also be more subject to a valuation catalyst (such as acquisition or disposition efforts or changes in management) than larger companies.

On the other hand, the smaller companies in which The Fund may invest may have relatively small revenues or market share for their products or services, their businesses may be limited to regional markets, or they may provide goods or services for a limited market. For example, they may be developing or marketing new products or services for which markets are not yet established and may never become established or may have or develop only a regional market for product or services and thus be affected by local or regional market conditions. In addition, small- and mid-sized companies may lack depth of management or they may be unable to generate funds necessary for growth or potential development, either internally or through external financing on favorable terms. Such companies may also be insignificant in their industries and become subject to intense competition from larger companies. Due to these and other factors, small- and mid-sized companies may suffer significant losses or realize substantial growth; therefore, investments in such companies tend to be volatile and are more speculative.

Monteagle Funds –  Statement of Additional Information -  Page 1

INVESTMENTS IN SECTORS. Although The Fund anticipates that, under normal circumstances, its investments will be diversified across all equity market sectors, The Fund is permitted to invest up to 25% of its assets in a particular industry sector. Sector markets, like the national economy as a whole, tend to be cyclical. Significant product development or favorable regulatory change in a particular sector may rapidly result in a substantial upswing in that sector’s sales and profits and corresponding increases in the stock prices of the sector’s companies. By investing a substantial percentage of The Fund’s assets in a particular sector, the Adviser will attempt to capitalize on the strength of that sector and the growth of that industry in relation to other sectors of the overall economy.

On the other hand, investments in a particular sector are also volatile in response to unanticipated negative changes in the sector’s economy. For example, unexpected declines in demand, adverse regulatory changes, or shortages of materials, skilled employees or growth capital may negatively affect an industry sector without affecting the overall economy. If The Fund is substantially invested in a particular sector which experiences an unanticipated decline, The Fund’s performance may suffer accordingly.

INVESTMENTS IN FOREIGN SECURITIES. The Adviser may invest up to 20% of The Fund’s total assets in common stocks of foreign issuers that are traded in the United States and in American Depositary Receipts of foreign companies. By doing so, the Adviser attempts to take advantage of differences between economic trends and the performance of securities markets in various countries. The Adviser believes that it may be possible to obtain significant appreciation from a portfolio consisting, in part, of foreign investments and also achieve increased diversification. Increased diversification is gained by combining securities from various countries that offer different investment opportunities and are affected by different economic trends.

Generally, investments in securities of foreign companies involve greater risks than are present in domestic investments. Canadian securities, however, are not considered by the Adviser to have the same risks as other nations’ securities because Canadian and U.S. companies are generally subject to similar auditing and accounting procedures and similar governmental supervision and regulation. Also, Canadian securities are normally more liquid than other non-U.S. securities. Compared to U.S. and Canadian companies, there is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies.

In addition, investing in foreign securities also involves the following considerations: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the U.S.; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility; possible expropriation or nationalization of assets; and possible imposition of foreign taxes. Furthermore, the U.S. government has from time to time imposed restrictions, through taxation and otherwise, on foreign investments by U.S. investors such as The Fund.

To the extent portfolio securities are denominated in foreign currencies, the value of the assets of The Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Although The Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign securities into U.S. dollars on a daily basis. As one way of managing foreign currency exchange rate risk, The Fund may enter into forward foreign currency exchange contracts (i.e., purchasing or selling foreign currencies at a future date). These contracts are usually entered into in order to fix the U.S. dollar value of a security which The Fund has agreed to buy or sell, but which will not settle until some time in the future. These contracts may also be used to hedge the U.S. dollar value of a security already owned by The Fund (position hedging), particularly if a decrease in the value of the currency in which the foreign security is denominated is expected. This method of protecting the value of The Fund’s securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange, which The Fund may rely upon at a predetermined future point in time.

The Adviser seeks to benefit The Fund when using forward contracts, although the Adviser may not be able to project precisely the future exchange rates between foreign currencies and the U.S. dollar. The Fund may, therefore, incur a gain or a loss on a forward contract. A forward contract may help reduce The Fund’s losses on a security when a foreign currency’s value decreases but it may likewise reduce the potential gain on a security if the foreign currency’s value increases.

PORTFOLIO TURNOVER. The Sub-adviser manages The Fund for long-term profits, and expects that under normal

Page 2 - Monteagle Funds –  Statement of Additional Information

conditions, portfolio turnover should be less than 100%. However, the rate of portfolio turnover may be higher for The Fund if implementation of The Fund’s investment strategy or a temporary defensive position results in frequent trading. Portfolio turnover results from a change of the securities held by The Fund and involves expenses to The Fund in the form of brokerage commissions and other transaction costs. Portfolio turnover may also have an impact on the amount of taxable distributions to shareholders. Although the rate of portfolio turnover will not be a limiting factor when the Sub-adviser deems change appropriate and in the best interest of The Fund’s shareholders, the relatively low turnover rate anticipated in The Fund may benefit The Fund and its shareholders in the form of lower capital expenses and lower taxable distributions.

TEMPORARY DEFENSIVE POSITION. Under extraordinary circumstances or to attempt to protect The Fund from significant down cycles in the stock market, The Fund may invest in cash and certain cash equivalents, money market instruments, U.S. Government securities and certain other fixed income securities. The Fund will limit its investments in corporate bonds and notes to those which are considered investment grade (generally, bonds and notes that have received a rating from Standard & Poor’s Corporation of “BBB” or better or from Moody’s Investors Service, Inc. of “Baa” or better) at the time of their purchase.

The Fund’s investments in fixed income securities will generally be subject to both credit risk and market risk. Credit risk relates to the ability of the issuer to meet interest or principal payments as they become due. Market risk relates to the fact that market values of fixed income securities generally will be affected by changes in the level of interest rates. Generally, as interest rates rise, the market value of fixed income securities will fall. Conversely, as interest rates fall, the market value of fixed income securities will rise. Fluctuations in market value do not affect the interest income from the securities, but are reflected in The Fund’s net asset value.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with “primary dealers” in U.S. government securities and member banks of the Federal Reserve System which furnish collateral equal in value or market price to at least 102% of the amount of their repurchase obligation. In a repurchase agreement, The Fund purchases a security from a seller, which undertakes to repurchase the security at a specified resale price on an agreed future date (ordinarily a week or less). The resale price generally exceeds the purchase price by an amount, which reflects an agreed-upon market interest rate for the term of the repurchase agreement. The principal risk is that, if the seller defaults, The Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by The Fund in connection with the related repurchase agreement are less than the repurchase price. Repurchase agreements maturing in more than seven (7) days are considered by The Fund to be illiquid.

INVESTMENT RESTRICTIONS

The Fund has adopted the following restrictions and policies relating to the investment of its assets and its activities, which are fundamental policies and may not be changed without the approval of the holders of a majority of The Fund’s outstanding voting securities (which for this purpose and under the Investment Company Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).

Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, The Fund.

The Fund may not:

1.

As to 75% of its total assets, purchase securities of any one issuer, other than those issued or guaranteed by the United States government, if immediately after such purchase more than 5% of The Fund’s total assets would be invested in securities of such issuer or The Fund would own 10% or more of the outstanding voting securities of such issuer.

2.

Invest 25% or more of its total assets in the securities of issuers in any particular Standard& Poor’s 500 industry sector.

3.

Issue senior securities, except as permitted under the Investment Company Act.

Monteagle Funds –  Statement of Additional Information -  Page 3

4.

Make investments for the purpose of exercising control or management.

5.

Purchase or sell real estate or interests in real estate, including real estate limited partnerships; PROVIDED, HOWEVER, that The Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

6.

Purchase or sell commodities or commodity contracts, including future contracts, provided however that The Fund may enter into foreign currency exchange contracts as described above under “Investments in Foreign Securities.”

7.

Purchase any securities on margin, except that The Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

8.

Make loans to other persons; provided, however, that, for purposes of this restriction, the term “loan” does not include the purchase of an issue of publicly distributed bonds or debentures, government obligations, certificates of deposit, bankers’ acceptances or repurchase agreements.

9.

Borrow amounts in excess of 10% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares.

10.

Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by The Fund except as may be necessary in connection with borrowings mentioned in nine (9) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of The Fund’s total assets, taken at market value.

11.

Invest more than 10% of The Fund’s total assets in securities for which there are legal or contractual restrictions on resale, securities which are not readily marketable, securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange, or other illiquid securities.

12.

Underwrite securities of other issuers except insofar as The Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

13.

Write, purchase or sell puts, calls or combinations thereof.

14.

Purchase or sell interests in oil, gas or other mineral exploration or development programs or leases; PROVIDED, HOWEVER, that The Fund may purchase or sell securities of entities which invest in such programs.

PERFORMANCE DATA AND ADVERTISING

PERFORMANCE DATA

A Fund may quote performance in various ways. All performance information supplied in advertising, sales literature, shareholder reports or other materials is historical and is not intended to indicate future returns.

A Fund may compare any of its performance information with:

•

Data published by independent evaluators such as Morningstar, Inc., Lipper, IBC/Donohue, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

•

The performance of other mutual funds.

•

The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500® Index, the Russell 3000® Index, the Russell 2000® Index, the Russell MidcapTM Index, the Russell 1000® Value Index, the Russell 1000® Growth Index, the Russell 2500® Index, the Morgan Stanley Europe, Australian and Far East Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Barclays Capital Intermediate Government Bond Index (formerly the Lehman Brothers Intermediate Government Bond Index), the

Page 4 - Monteagle Funds –  Statement of Additional Information

Barclays Capital Government Bond Index (formerly the Lehman Brothers Government Bond Index), the BofA Merrill Lynch 1-10 Yr. AAA-A U.S. Corporate & Government Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph, or similar illustration.

Indices are not used in the management of a Fund but rather are standards by which the Fund's Adviser or Sub-adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

A Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

A Fund's performance will fluctuate in response to market conditions and other factors.

A Fund's performance may be quoted in terms of yield or total return. A Fund's yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. To calculate standardized yield for all Funds, each Fund takes the income it earned from its investments for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period.

MANAGEMENT

The business of the Trust is conducted under the direction of the Board. The officers and Trustees of the Trust may be, officers or employees of (and persons providing services to the Trust may include) the Adviser, the Sub-Advisers and the Distributor and their affiliates.

TRUSTEES AND OFFICERS

The business and affairs of the Trust are managed under the direction of the Board in compliance with the laws of the state of Delaware.

The Board of Trustees has considered the overall leadership structure of the Trust and has established committees designed to facilitate the governance of the Trust by the Trustees generally and the Board’s role with respect to risk oversight specifically. The Board has also designated Mr. Larry J. Anderson, who is an Independent Trustee, as its Chairman. The Trust’s committees are responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust’s assets, and compliance matters. The Board of Trustees also has frequent interaction with the service providers and Chief Compliance Officer of the Trust with respect to risk oversight matters. The Trust’s Chief Compliance Officer (the “CCO”) reports directly to the Board generally with respect to the CCO’s role in managing the compliance risks of the Trust. The CCO may also report directly to a particular committee of the Board depending on the subject matter. The Trust’s principal financial officer reports to the Audit Committee of the Board on all financial matters affecting the Trust, including risks associated with financial reporting. Through the committee structure, the Trustees also interact with other officers and service providers of the Trust to monitor risks related to the Trust’s operations. The Trust has determined that its leadership structure is appropriate based on the size of the Trust, the Board of Trustees’ current responsibilities, each Trustee’s ability to participate in the oversight of the Trust and committee transparency.

The Board has three Trustees and each Trustee is a disinterested Trustee. The Trustees are experienced businesspersons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Fund and review performance. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding each of the Independent Trustees. Based on the experiences of the Trustees as described below, the Trust concluded that each of the individuals described below should serve as a Trustee.  The address of each trustee and officer is 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147.

Monteagle Funds –  Statement of Additional Information -  Page 5

Disinterested Trustees

Name, Address, and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Larry J. Anderson 1948	Trustee	Since 11-29-02*	Certified Public Accountant, Anderson & West, P.C., 1985 to present	{ }	None
David J. Gruber 1963	Trustee	Since 10-21-15**	Director of Risk Advisory Services, Holbrook & Manter (CPA firm) 2016 to present; President, DJG Financial Consulting, 2007 to 2016;	{ }

Board member for the State Teachers Retirement System of Ohio, 2018 to present; Independent Trustee for Asset Management Fund Funds (5Funds), Audit Committee Chair, Valuation Committee member from 2015 to present; Independent Trustee of Cross Shore Discovery Fund, 2014 to present; Independent Trustee of Fifth Third Funds, 2003-2012;

Jeffrey W. Wallace 1964	Trustee	Since 10-21-15**	Senior Director of Operations, Baylor University Office of Investments, 2009 to present	{ }	None

*Members of the Board of Trustees that were elected by shareholders on November 29, 2002.

**Members of the Board of Trustees that were elected by shareholders on January 21, 2016.

The disinterested Trustees are members of the Valuation Committee, which is responsible for monitoring the value of the Funds' assets and, if necessary between Board meetings, taking emergency action to value securities. The Valuation Committee was not required to meet during the most recent fiscal year since all the Funds’ assets are publicly traded securities with ascertainable values.

The disinterested Trustees are the members of the Nominating Committee, which is responsible for overseeing the composition of both the Board as well as the various committees of the Trust to ensure that these positions are filled by competent and capable candidates. The Nominating Committee did not meet during the Trust’s most recent fiscal year.  The Nominating Committee does not generally consider for nomination candidates proposed by shareholders for election as Trustees.

The disinterested Trustees are the members of the Audit Committee, which is responsible for meeting with the Trust's independent registered public accounting firm to: (a) review the arrangements and scope of any audit; (b) discuss matters of concern relating to the Trust's financial statements, including any adjustments to such statements recommended by the accounting firm, or other results of any audit; (c) consider the accounting firm's comments with respect to the Trust's financial policies, procedures, and internal accounting controls; and (d) review any form of opinion the accounting firm proposes to render to the Trust. The Audit Committee met three times during the Trust's most recent fiscal year.

Page 6 - Monteagle Funds –  Statement of Additional Information

Trustee Qualifications

Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s ability to work effectively with the other members of the Board; and (3) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect of each Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Trust, were a significant factor in the determination that the individual should serve as a Trustee of the Trust.

In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he was selected to serve as Trustee:

Larry J. Anderson, CPA – Mr. Anderson is a Certified Public Accountant. He has more than 37 years of experience in the financial, auditing and accounting industries; including an owner/partner in an accounting firm. He was selected to serve as Trustee of the Trust based primarily on his comprehensive understanding of the Trust’s accounting, audit and investments.

David J. Gruber - David J. Gruber. Mr. Gruber has served as a member of the Board of Trustees of the Trust and Chairman of the Audit Committee since 2015. Mr. Gruber is a CPA and served as an independent Trustee, Compliance Committee Chair, a member of the Audit Committee and Financial Expert for the Fifth Third Funds from 2003-2012. Mr. Gruber served as a Board member and Treasurer of CASA of Delaware County from 2009 to 2010. Mr. Gruber is an independent Trustee for Cross Shore Discovery Fund, Audit Committee Chair and Valuation Committee member, from 2014 to present. Mr. Gruber is an independent Trustee for Asset Management Funds, the Audit Committee Chair and Valuation Committee member from 2015 to present. Mr. Gruber is Director of Risk Advisory Services for Holbrook and Manter, CPAs from January 2016 to present. Mr. Gruber is a Board member for the State Teachers Retirement System of Ohio, from 2018 to present.  Mr. Gruber was President and Chief Executive Officer of DJG Financial Consulting, LLC from 2007 to 2015, and performed Sarbanes-Oxley assessments for public companies and served as a chief financial officer for a non-profit organization

Jeffrey W. Wallace –Mr. Wallace is currently Senior Director of Operations for Baylor University’s Office of Investments where he is responsible for operations as well as financial and performance reporting for over $ 1 billion in endowment assets. He is also responsible for liquidity and cash management functions of the portfolio and serves as the Office's primary liaison on legal, compliance, risk management and audit and tax matters. Additionally, he performs operational due diligence and tracks the financial and legal due diligence processes related to endowment fund investments.  Prior to his current position, Mr. Wallace was Senior Vice President and Chief Investment Officer for Progressive Bank/Progressive Bancorp, Inc.  Mr. Wallace has nearly 25 years of business experience and is also a CPA, a JD and a CFP® professional.

The following sets forth ranges representing each Trustee’s beneficial ownership of Fund Shares as of December 31, 2016. The values are stated using the following ranges: A = none; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Trustee	Monteagle Fixed Income Fund	Monteagle Quality Growth Fund	Monteagle Select Value Fund	Monteagle Value Fund	Monteagle Informed Investor Growth Fund	The Texas Fund	Monteagle Opportunity Equity Fund	Aggregate Range of Trustee’s Beneficial Ownership in all Fund Shares

Monteagle Funds –  Statement of Additional Information -  Page 7

Larry J. Anderson	B	B	B	B	B	B	A	B
David J. Gruber	B	B	B	B	B	B	A	B
Jeffrey W. Wallace	B	B	B	B	B	B	A	B

The following table provides information regarding the officers of the Trust.

Executive Officers

Name, Address, and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Paul B. Ordonio, JD 1967	President, CCO	Since 11/01/02

Nashville Capital Corporation, VP of Development, 05/09 to present; Matrix Capital Group, Representative 05/09 to present; P.O. Properties, Inc., Vice President from 06/99 to present; WordWise Document Services, LLC, President from 08/97 to present; Ordonio & Assoc., President from 11/97 to present; Blue Horse Financial Advisors, Secretary from 07/15 to present; PJO Holdings, LLC from 07/15 to present.

				N/A	N/A
Umberto Anastasi 1974	Treasurer, Chief Financial Officer	Since 10/1/16	From 1999 to present, Vice President, Mutual Shareholder Services, LLC.	N/A	N/A

Page 8 - Monteagle Funds –  Statement of Additional Information

Brandon M. Pokersnik 1978	Secretary, AML Officer	Since 10/1/16	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012.	N/A	N/A

COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee receives an annual fee of $2,500 and a fee of $1,000 per Fund and is also paid $1,000 for each quarterly meeting attended and $500 for each special meeting attended. Trustees and officers are also reimbursed for travel and related expenses incurred in attending meetings of the Board.

The Trust’s policy is that any future Trustees that are affiliated with the Adviser or Sub-adviser receive no compensation from the Funds for their services or reimbursement for their associated expenses. Officers of the Trust receive no compensation from the Funds for their services, except that the Funds pay 50% of the compensation of the Trust's Chief Compliance Officer.

The following table sets forth the fees paid by the Funds to each Trustee of the Trust and the only Trust officer who receives compensation from the Trust, for the year ended August 31, 2018:

Name of Person (Position)	Aggregate Compensation From Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Funds and Fund Complex Paid to Trustees
Larry J. Anderson (Trustee)	$12,500	$0	$0	$12,500
David J. Gruber	$12,500	$0	$0	$12,500
Jeffrey W. Wallace	$12,500	$0	$0	$12,500
Paul B. Ordonio, JD (Chief Compliance Officer)[1]	$101,500	$0	$0	N/A

1

As of August 31, 2018, the Monteagle Funds paid $99,000 annually for CCO services. Each Fund pays $5,000 with the remaining $69,000 allocated to the funds based on aggregate average daily net assets.   The CCO also received a special bonus of $2,500 from the Funds in August 2018.  This payment was also allocated among the Funds based on their respective daily net assets on payment date.

INVESTMENT ADVISER

Services of Adviser

Nashville Capital Corporation ("Nashville Capital") serves as investment adviser to the Fund pursuant to an Investment Advisory Agreement with the Trust to provide investment management services to the Fund. In addition to the Advisory Agreement, the Adviser has entered into an Operating Services Agreement (the “Services Agreement”) with the Trust to

Monteagle Funds –  Statement of Additional Information -  Page 9

provide, or make arrangements for the provision of, virtually all day-to-day operational services to The Fund.

In determining whether to approve the Advisory Agreement, the Directors reviewed The Fund’s performance and compared the advisory fees paid by certain comparable funds to The Fund’s advisory fee. The Directors also recognized that the substantial resources that the Adviser devoted to The Fund were in large part subsidized by the Adviser’s other businesses. The Directors also noted that the Adviser earns only a modest profit from its relationship with The Fund, and recognized the extremely high quality staff the Adviser has dedicated to The Fund. A discussion regarding the basis for the Directors’ decision to renew the Advisory Agreement is included in The Fund’s Semi-Annual Report for the period ended October 31, 2017.

Ownership of Adviser

Nashville Capital, located at 2506 Winford Ave., Nashville, Tennessee 37211, serves as investment manager to the Funds. In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Funds and is responsible for providing general investment advice and guidance to the Funds.

Nashville Capital was formed in 1988 and, as of August 31, 2018, managed assets of over $138 million for financial institutions. The following persons may be deemed to be control persons of Nashville Capital: Micah D. White, due to his position as President and a shareholder of Nashville Capital; Larry C. Catlett, due to his position as Secretary and a shareholder of Nashville Capital; Paul B. Ordonio, due to his position as Chief Compliance Officer of Nashville Capital. The general nature of each of these persons’ business is financial services.

Fees

Nashville Capital receives an advisory fee at an annual rate outlined in the charts below of the average daily net assets of the Funds. Table 1A in Appendix B shows the dollar amount of fees paid by the Trust to the Adviser, the amount of fees waived by the Adviser and the actual fees retained by the Adviser. The Adviser's fees are calculated as a percentage of the applicable Fund's average net assets. The fee is accrued daily by each Fund and is paid monthly based on average net assets for the previous month.

Nashville Capital receives an advisory fee for Monteagle Opportunity Equity Fund at an annual rate outlined in the chart below of the average daily net assets of such fund.

AVERAGE DAILY NET ASSETS	FEE RATE (PER ANNUM)
First $25 million	0.85%
$25 million to $50 million	0.80%
$50 million to $100 million	0.75%
Over $100 million	0.70%

In addition to receiving advisory fees from the Funds, the Adviser may also act and be compensated as investment manager for its clients with respect to assets that are invested in a Fund. If an investor in a Fund also has a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from such investor.  The Fund is not yet in operation and therefore the fee are not yet available.

Other Provisions of the Management Agreements

Subject to the general oversight of the Board of Trustees of the Trust (the “Board”), the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of Sub-advisers.

In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the Adviser has delegated

Page 10 - Monteagle Funds –  Statement of Additional Information

responsibility for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio to G.W. Henssler & Associates, Ltd. Nashville Capital was formed in 1988 and, as of August 31, 2018, managed assets of over [$138] million.

In addition to the Advisory Agreement, the Adviser has entered into an Operating Services Agreement (the “Operating Services Agreement”) with the Company to provide, or make arrangements for the provision of, virtually all day-to-day operational services to The Fund.  These fees will include: (i) accounting services and functions, including costs and expenses of any independent registered public accountants; (ii) non-litigation related legal and compliance services, including the expenses of maintaining registration and qualification of the Fund and the Portfolio under federal, state and any other applicable laws and regulations; (iii)  dividend disbursing agent, dividend reinvestment agent, transfer agent, and registrar services and functions (including answering inquiries related to shareholder Portfolio accounts); (iv) custodian and depository services and functions; (v) independent pricing services; (vi) preparation of reports describing the operations of the Portfolio, including the costs of providing such reports to broker-dealers, financial institutions and other organizations which render services and assistance in connection with the distribution of shares of the Portfolio; (vii) sub-accounting and recordkeeping services and functions (other than those books and records required to be maintained by Nashville under the Investment Advisory Agreement between the Fund and Nashville dated May 1, 1998), including maintenance of shareholder records and shareholder information concerning the status of their Portfolio accounts by investment advisers, broker-dealers, financial institutions, and other organizations on behalf of Nashville; (viii) shareholder and board of directors communication services, including the costs of preparing, printing and distributing notices of shareholders’ meetings, proxy statements, prospectuses, statements of additional information, Portfolio reports, and other communications to the Fund’s Portfolio shareholders, as well as all expenses of shareholders’ and board of directors’ meetings, including the compensation and reimbursable expenses of the directors of the Fund; and (ix) other day-to-day administrative services, including the costs of designing, printing, and issuing certificates representing shares of the Portfolio, and premiums for the fidelity bond maintained by the Fund pursuant to Section 17(g) of the Act and rules promulgated thereunder (except for such premiums as may be allocated to third parties, as insureds thereunder).  These fees do not include: (i) all brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund or the Portfolio in connection with securities transactions to which the Fund or the Portfolio is a party or in connection with securities owned by the Fund or the Portfolio; (ii) the interest on indebtedness, if any, incurred by the Fund or the Portfolio; (iii) the taxes, including franchise, income, issue, transfer, business license, and other corporate fees payable by the Fund or the Portfolio to federal, state, county, city, or other governmental agents; (iv) the fees and expenses of each director of the Fund who is not an “interested person” thereof, as defined in Section 2(a)(19) of the Act; (v) the expenses, including fees and disbursements of counsel, in connection with litigation by or against the Fund or the Portfolio; (vi) the expenses, including fees and disbursements, of any legal counsel separately representing the Fund’s independent directors; and (vii) any other extraordinary expense of the Fund or Portfolio.

The Management Agreement for the Fund was first approved and adopted by shareholders on {April    , 2019} and shall continue in effect for two years from such date. Thereafter, the Management Agreement must be approved at least annually by the Board or by vote of shareholders, and in either case by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party. The Management Agreement is terminable without penalty by the Trust with respect to a Fund on 60 days' written notice to the Adviser when authorized either by vote of a majority of the Fund's shareholders or by a vote of a majority of the Board, or by the Adviser on 60 days' written notice to the Trust. The Management Agreement will terminate immediately upon its assignment.  The Operating Services Agreement is terminable without penalty by the Trust with respect to a Fund on 60 days' written notice to the Adviser when authorized either by vote of a majority of the Fund's shareholders or by a vote of a majority of the Board, or by the Adviser on 60 days' written notice to the Trust.

SUB-ADVISERS

To assist the Adviser in carrying out its responsibilities, the Adviser has retained the following Sub-advisers to render advisory services and make daily investment decisions for each Fund pursuant to Sub-Advisory Agreements with the Adviser. The continuance of the Sub-Advisory Agreements must be approved at least annually by the Board or by vote of shareholders of the applicable Fund, and in either case by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party.

G.W. HENSSLER & ASSOCIATES, LTD. (“HENSSLER”) located in Kennesaw, Georgia sub-advises the portfolio of the Monteagle Opportunity Equity Fund. The firm was founded in 1987 by Gene W. Henssler, Ph.D. and, as of March 30, 2018, managed assets of $1.46 billion for high net worth individuals, investment companies, pension and profit-sharing

Monteagle Funds –  Statement of Additional Information -  Page 11

plans, charitable organizations, other investment advisers, and corporations and other business entities. Gene W. Henssler may be deemed to control the firm due to his position as President and majority interest holder. Nashville pays Henssler a sub-advisory fee equal to 0.25% per annum of the Monteagle Opportunity Equity Fund's average daily net assets up to $25 million, and 0.50% of such assets over $25 million.

Responsibilities and Fee Information

The fees paid by the Adviser to the Sub-advisers do not increase the fees paid by shareholders of the Funds. Table 1B in Appendix B shows the aggregate dollar amount of fees paid by the Adviser to the Sub-adviser for each Fund.

The Adviser performs internal due diligence on the Sub-adviser and monitors each Sub-adviser's performance using its proprietary investment adviser selection and monitoring process. The Adviser will be responsible for communicating performance targets and evaluations to Sub-advisers, supervising each Sub-adviser's compliance with the Fund's fundamental investment objectives and policies, authorizing Sub-advisers to engage in certain investment techniques for the Fund, and recommending to the Board whether Sub-Advisory Agreements should be renewed, modified or terminated. The Adviser also may from time to time recommend that the Board replace one or more Sub-advisers or appoint additional Sub-advisers, depending on the Adviser's assessment of what combination of Sub-advisers it believes will optimize each Fund's chances of achieving its investment objectives.

Subject always to the control of the Board of Trustees, each Sub-adviser, at its expense, furnishes a continuous investment program for the Fund for which it acts as Sub-adviser. Each Sub-adviser must use its best judgment to make investment decisions, place all orders for the purchase and sale of portfolio securities and execute all agreements related thereto. Each Sub-adviser makes its officers and employees available to the Adviser from time to time at reasonable times to review investment policies and to consult with the Adviser regarding the investment affairs of the applicable Fund. Each Sub-adviser maintains books and records with respect to the securities transactions and renders to the Adviser such periodic and special reports as the Adviser or the Trustees may request. Each Sub-adviser pays all expenses incurred by it in connection with its activities under the Sub-Advisory Agreement other than the cost (including taxes and brokerage commissions, if any) of securities and investments purchased for a Fund.

Page 12 - Monteagle Funds –  Statement of Additional Information

PORTFOLIO MANAGERS

Monteagle Opportunity Equity Fund

William G. Lako, Jr., CFP®, and Troy L. Harmon, CFA, CVA, CPA (the “Investment Committee”) are jointly and primarily responsible for the day-to-day portfolio management of Monteagle Opportunity Equity Fund. They are supported by a group of research analysts and other members of Monteagle Opportunity Equity Fund’s investment staff. As of April ___, 2019, each portfolio manager was responsible for the management of the following other accounts in addition to the Fund:

PORTFOLIO MANAGER	NUMBER OF ACCOUNTS MANAGED	TOTAL ASSETS OF ACCOUNTS MANAGED	NUMBER OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE	TOTAL ASSETS OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE
William G. Lako, CFP®	Registered investment companies: 0	$0	0	$0
	Pooled investment vehicles: 0	$0	0	$0
	Other accounts: 3,703	$1.83 million	0	$0
Troy L. Harmon, CFA	Registered Investment Companies: 0	$0	0	$0
	Pooled Investment vehicles: 0	$0	0	$0
	Other accounts: 3,703	$1.83 million	0	$0

OWNERSHIP OF FUND SHARES

The dollar value of each Fund's shares owned by each Portfolio Manager as of April 30, 2017, is set forth below.

Portfolio Manager	Monteagle Fixed Income Fund	Monteagle Quality Growth Fund	Monteagle Value Fund	Monteagle Select Value Fund	Monteagle Informed Investor Growth Fund	The Texas Fund	Monteagle Opportunity Equity Fund
William G. Lako	N/A	N/A	N/A	N/A	N/A	N/A	Over $100,000
Troy L. Harmon	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Monteagle Funds –  Statement of Additional Information -  Page 13

POTENTIAL CONFLICTS OF INTERESTS

As described above, each portfolio manager provides investment advisory and other services to clients other than the applicable Fund. In addition, each portfolio manager may carry on investment activities for his own account(s) and/or the accounts of family members. Except as described above, none of the portfolio managers beneficially own any equity securities of the Funds. The Funds have no interest in these activities. As a result of the foregoing, each portfolio manager is engaged in substantial activities other than on behalf of the applicable Fund, and may have differing economic interests in respect of such activities and may have conflicts of interest in allocating investment opportunities. For example, the portfolio managers may manage such other accounts on terms that are more favorable than the terms on which the Sub-adviser manages the applicable Fund, such as in cases where the Sub-adviser receives higher fees from the other accounts than the management fee received from the applicable Fund.

There may be circumstances under which a portfolio manager will cause one or more other accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of the Fund's assets that the portfolio manager commits to such investment. There also may be circumstances under which a portfolio manager purchases or sells an investment for the other accounts and does not purchase or sell the same investment for the applicable Fund, or purchases or sells an investment for the Fund and does not purchase or sell the same investment for the other accounts. It is generally each Sub-adviser's policy that investment decisions for all accounts that a portfolio manager manages be made based on a consideration of their respective investment objectives and policies, and other needs and requirements affecting the accounts and that investment transactions and opportunities be fairly allocated among the applicable Fund and other accounts. For example, each Sub-adviser has written policies and procedures with respect to allocation of block trades and/or investment opportunities among the Fund and other clients of the Sub-adviser. When feasible, the portfolio managers will group or block various orders to more efficiently execute orders and receive reduced commissions in order to benefit the applicable Fund and the Sub-adviser's other client accounts.

DISTRIBUTOR

Distributor; Services and Compensation of Distributor

Effective December 5, 2016, Arbor Court Capital, LLC (the “Distributor”), with principal offices at 8000 Town Center Road, Suite 400, Broadview Heights, Ohio 44147, acts as the distributor, or principal underwriter, of the Fund’s shares pursuant to a Distribution Agreement with the Trust.  Shares are sold on a continuous basis by Distributor as agent of the Fund, and Distributor has agreed to use its best efforts to solicit orders for the sale of Fund shares, although it is not obliged to sell any particular amount of shares.

OTHER FUND SERVICE PROVIDERS

Fund Accountant and Transfer Agent

Effective December 5, 2016, Mutual Shareholder Services, LLC (“MSS”) serves as transfer agent and shareholder servicing agent to the Funds pursuant to a Transfer Agent Agreement (the “Transfer Agent Agreement”). Under the Transfer Agent Agreement, MSS has agreed to, among other things, (i) issue and redeem shares of the Funds; (ii) address and mail all communications from the Funds to their shareholders, including reports, dividend and distribution notices, and proxy material for any shareholder meetings; (iii) respond to correspondence or inquiries from shareholders and others; (iv)  maintain shareholder accounts and certain sub-accounts; and (v) make periodic reports to the Corporation’s Board of Directors concerning the Funds’ operations.

Accounting Services Agreement.  Effective December 5, 2016, pursuant to an Accounting Services Agreement, MSS provides certain services to the Funds, including but not limited to: (i) calculate and transmit to NASDAQ each Fund’s daily net asset value per share, (ii) maintain and keep current all books and records of the Funds as required by Rule 31a-1 of the 1940 Act, (iii) provide the Funds and the Manager with daily portfolio valuation, net asset value calculation and other standard operational reports as requested from time to time, (iv) provide data for the preparation of semi-annual and annual financial statements and annual tax returns, and (v) provide facilities to accommodate annual audit and any regulatory examinations conducted by the SEC or any governmental or quasi-governmental entity with jurisdiction.

Page 14 - Monteagle Funds –  Statement of Additional Information

The fees payable to the Accounting Services Agent and the Transfer Agent are paid by the Adviser (not the Funds).

Operating Services Agreement

As set forth above, in addition to the Advisory Agreement, the Adviser has entered into an Operating Services Agreement (the “Operating Services Agreement”) with the Company to provide, or make arrangements for the provision of, virtually all day-to-day operational services to The Fund.  These fees will include: (i) accounting services and functions, including costs and expenses of any independent registered public accountants; (ii) non-litigation related legal and compliance services, including the expenses of maintaining registration and qualification of the Fund and the Portfolio under federal, state and any other applicable laws and regulations; (iii)  dividend disbursing agent, dividend reinvestment agent, transfer agent, and registrar services and functions (including answering inquiries related to shareholder Portfolio accounts); (iv) custodian and depository services and functions; (v) independent pricing services; (vi) preparation of reports describing the operations of the Portfolio, including the costs of providing such reports to broker-dealers, financial institutions and other organizations which render services and assistance in connection with the distribution of shares of the Portfolio; (vii) sub-accounting and recordkeeping services and functions (other than those books and records required to be maintained by Nashville under the Investment Advisory Agreement between the Fund and Nashville dated May 1, 1998), including maintenance of shareholder records and shareholder information concerning the status of their Portfolio accounts by investment advisers, broker-dealers, financial institutions, and other organizations on behalf of Nashville; (viii) shareholder and board of directors communication services, including the costs of preparing, printing and distributing notices of shareholders’ meetings, proxy statements, prospectuses, statements of additional information, Portfolio reports, and other communications to the Fund’s Portfolio shareholders, as well as all expenses of shareholders’ and board of directors’ meetings, including the compensation and reimbursable expenses of the directors of the Fund; and (ix) other day-to-day administrative services, including the costs of designing, printing, and issuing certificates representing shares of the Portfolio, and premiums for the fidelity bond maintained by the Fund pursuant to Section 17(g) of the Act and rules promulgated thereunder (except for such premiums as may be allocated to third parties, as insureds thereunder).  These fees do not include: (i) all brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund or the Portfolio in connection with securities transactions to which the Fund or the Portfolio is a party or in connection with securities owned by the Fund or the Portfolio; (ii) the interest on indebtedness, if any, incurred by the Fund or the Portfolio; (iii) the taxes, including franchise, income, issue, transfer, business license, and other corporate fees payable by the Fund or the Portfolio to federal, state, county, city, or other governmental agents; (iv) the fees and expenses of each director of the Fund who is not an “interested person” thereof, as defined in Section 2(a)(19) of the Act; (v) the expenses, including fees and disbursements of counsel, in connection with litigation by or against the Fund or the Portfolio; (vi) the expenses, including fees and disbursements, of any legal counsel separately representing the Fund’s independent directors; and (vii) any other extraordinary expense of the Fund or Portfolio.

Custodian

As custodian, Huntington National Bank (the "Custodian") safeguards and controls the Funds' cash and securities, determines income and collects interest on Fund investments. The Custodian may employ sub-custodians to provide custody of the Funds' assets. The Custodian is located at 7 Easton Oval / EA4E95, Columbus, Ohio 43219.

For its services, the Custodian receives a fee, paid by the Adviser, for each Fund at the annual rate of 0.005% of its average daily net assets with a minimum of $3,600 per fund annually. The Custodian is also paid certain transaction fees. These fees are paid monthly based on average net assets and transactions for the previous month.

Legal Counsel

Law Office of C. Richard Ropka, LLC, Turnersville, New Jersey, serves as legal counsel to the Trust and the Independent Trustees.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, OH 44115, has been selected as the independent registered public accounting firm for each Fund. The auditor audits the annual financial statements of the Funds and prepares each Fund's tax returns.

Monteagle Funds –  Statement of Additional Information -  Page 15

PORTFOLIO TRANSACTIONS

HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom a Fund purchases or to whom a Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter, dealer or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance, common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and (2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in the over-the-counter markets, the Adviser or Sub-adviser will seek to deal with the primary market makers but, when necessary in order to obtain best execution, the Adviser or Sub-adviser will utilize the services of others.

Purchases of securities from underwriters include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

COMMISSIONS PAID

Table 2 in Appendix B shows the aggregate brokerage commissions paid by each Fund. Data is presented for the past three fiscal years, except as otherwise noted.

ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser or Sub-adviser places orders for the purchase and sale of securities with brokers and dealers selected by and in their discretion. No Fund has any obligation to deal with any specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser or Sub-adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Adviser or Sub-adviser seeks "best execution" for all portfolio transactions. This means that the Adviser or Sub-adviser seeks the most favorable price and execution available. The Adviser or Sub-adviser's primary consideration in executing transactions for a Fund is prompt execution of orders in an effective manner and at the most favorable price available.

Choosing Broker-Dealers

The Funds may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser or Sub-adviser of each Fund takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Obtaining Research from Brokers

Under Section 28(e) of the Securities Exchange Act of 1934 and its Advisor and Sub-advisory Agreement with the Company, the Sub-adviser is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, if the Sub-adviser determines in good faith that the amount of such transactions cost is reasonable in relation to the value of brokerage and/or research services provided by the broker. These research and investment information services make available to the Sub-adviser for its analysis and consideration the views and information of individuals and research staffs of other securities firms. These services may be useful to the Sub-adviser in connection with advisory clients other than The Fund and not all such services may be useful to the

Page 16 - Monteagle Funds –  Statement of Additional Information

Sub-adviser in connection with The Fund. Although such information may be a useful supplement to the Sub-adviser’s own investment information in rendering services to The Fund, the value of such research and services is not expected to reduce materially the expenses of the Sub-adviser in the performance of its services under the Sub-advisory Agreement and will not reduce the management fees payable to the Adviser or Sub-advisor by The Fund.

Counterparty Risk

The Adviser or Sub-adviser monitors the creditworthiness of counterparties to its Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

Transactions Through Affiliates

The Adviser and Sub-advisers do not effect brokerage transactions through affiliates of the Adviser or Sub-advisers (or affiliates of those persons).

Other Accounts of the Adviser or Sub-Adviser

Investment decisions for the Funds are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or Sub-adviser. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security. In that event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the respective Adviser or Sub-adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for a Fund and other client accounts managed by the Adviser or Sub-adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

SECURITIES OF REGULAR BROKER-DEALERS

From time to time a Fund may acquire and hold securities issued by the Trust's "regular broker-dealers" or the parents of those broker-dealers. For this purpose, regular broker-dealers means the 10 broker-dealers that: (1) received the greatest amount of brokerage commissions from the Funds during their last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Funds during their last fiscal year; or (3) sold the largest amount of the Funds' shares during their last fiscal year.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

GENERAL INFORMATION

The Funds accept orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

PURCHASE AND REDEMPTION OF SHARES

The Monteagle Opportunity Equity Fund offers Investor Class shares and Institutional Class shares. Both the Investor Class Shares  and the Institutional Class shares may be purchased by contacting the Transfer Agent at 1-888-263-5593 and by completing the application. Shares of any Fund may be purchased at the net asset value per share next determined after receipt and acceptance of the purchase order. Investors may invest any amount as often as they wish subject to the minimum investment and eligibility requirements and subject to the restrictions on excessive trading discussed below.

Monteagle Funds –  Statement of Additional Information -  Page 17

For the Monteagle Opportunity Equity Fund Investor Class shares, the minimum initial investment in the Fund is generally $2,000 and the minimum subsequent investment is $200. The minimum initial investment for an Individual Retirement Account (“IRA”), other tax-deferred retirement account, including accounts with plans administered under Sections 401(k) and 403(b) of the Internal Revenue Code of 1986, as amended, or an account under the Uniform Gift to Minors Act is $1,000, with minimum subsequent investments of $100. The Fund will waive minimum investment requirements for any automatic investment plan of $100 or more per month. For Monteagle Opportunity Equity Fund Institutional Class shares, the minimum initial investment in The Fund is $1,000,000. There is not a subsequent investment minimum.

See the prospectuses for more information.  Subject to the minimum investment amount, shares may also be purchased by exchange. Shares of a Fund may be purchased by clients of certain financial institutions (which may include banks), securities dealers and other industry professionals. See “Purchases Through Financial Institutions” below.

Institutional Class shares of the Monteagle Opportunity Equity Fund are offered to institutional investors and may be purchased by:

 • A bank, trust company or other type of depository institutions;

 • An insurance company, investment company, endowment or foundation purchasing shares for its own account;

 • A 401(k), 403(b) or 457(b) plan or the custodian for such a plan;

 • Other qualified or non-qualified employee benefit plans, including pension, profit sharing, health and welfare, or other employee benefit plans that meet the following definition of an “Eligible Benefit Plan”: “Eligible Benefit Plans” are qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs or (ii) such plan’s or program’s aggregate investment in the Monteagle Family of Funds exceeds $1,000,000;

 • Monteagle Trustees and their immediate family members, Fund Counsel and Monteagle officers, employees and their immediate family members, including parents, and siblings may also purchase Class shares; and

 • Any person that meets the $50,000 minimum. The Funds reserve the right to change the criteria for investors eligible for Institutional Class shares. Monteagle reserves the right to reimburse certain expenses of Institutional Class shareholders who have a significant investment, at its discretion. The reimbursement will not be paid by the Fund in any way.

ADDITIONAL PURCHASE INFORMATION

shares of each Fund are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Fund.  Institutional Class shares are available for investment only to institutional investors and certain broker-dealers and financial institutions that have entered into appropriate arrangements with the Fund.  These arrangements are generally limited to discretionary managed, asset allocation, eligible retirement plan or wrap products offered by broker-dealers and financial institutions. Shareholders participating in these programs may be charged fees by their broker-dealer or financial institution.

Fund shares are normally issued for cash only. In the Adviser or Sub-adviser's discretion, however, a Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established by fair valuation procedures).

All contributions into an IRA through an automatic investment plan are treated as IRA contributions made during the year the investment is received.

UGMAS/UTMAS

If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the investor must provide a copy of the trust document.

Page 18 - Monteagle Funds –  Statement of Additional Information

Purchases Through Financial Institutions

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. When you purchase a Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Funds may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Funds are not responsible for the failure of any financial institution to carry out its obligations.

The Funds may authorize one or more brokers to receive on its behalf purchase and redemption orders. Such brokers, including Charles Schwab & Co., Inc., are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order. Customer orders will be priced at a Fund's NAV next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Funds.

Investors purchasing shares of the Funds through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

ADDITIONAL REDEMPTION INFORMATION

A Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares, as provided in the Prospectus.

Suspension of Right of Redemption

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

Redemption-In-Kind

Each Funds’ Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Trust determines conditions exist which would make payment in cash detrimental to the best interests of a Fund. Securities delivered in payment of redemptions are selected entirely by the Adviser based on what is in the best interests of the Funds and its shareholders, and are valued at the value assigned to them in computing the respective Fund's net asset value per share. If redemption proceeds are paid wholly or partly in portfolio securities, brokerage costs will likely be incurred by the shareholder in converting the securities to cash. The Trust has filed an election with the SEC pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

HOW NET ASSET VALUE (NAV) IS DETERMINED

Monteagle Funds –  Statement of Additional Information -  Page 19

As described in the Prospectus under “When and How NAV is Determined,” the net asset value per share of the Funds is determined once on each day on which the NYSE is open, as of the close of the NYSE.   The Fund expects that the days, other than weekend days, that the NYSE will not be open are: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Equity securities generally are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sales price. In the absence of a sale price for any given day the mean of the last bid and ask price is used. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Advisor in good faith according to guidelines established by the Board of Trustees. Investments in foreign securities and junk bonds are more likely to trigger fair valuation than other securities. The Board of Trustees annually approves the pricing services used by the fund accounting agent.

Fixed income securities such as corporate bonds, municipal bonds, convertible notes and U.S. government agencies and obligations when valued using market quotations in an active market, will be categorized as level 1 securities.  However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  These securities will generally be categorized as level 2 securities.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  These securities will be categorized as level 3 securities.

DISTRIBUTIONS

Distributions of net investment income will be reinvested at a Fund's NAV per share as of the last day of the period with respect to which the distribution is paid. Distributions of net capital gains will be reinvested at the NAV per share of a Fund on the payment date for the distribution. Cash payments will be made within seven days following the date on which distributions would otherwise be reinvested.

RETIREMENT ACCOUNTS

The Funds may be a suitable investment vehicle for part or all of the assets held in traditional or Roth individual retirement accounts (collectively, "IRAs"). Call the Funds at (888) 263-5593 to obtain an IRA account application. Generally, investment earnings in an IRA will be tax-deferred until withdrawn. If certain requirements are met, investment earnings held in a Roth IRA will not be taxed even when withdrawn. You generally may contribute up to $5,500 annually to an IRA for 2013 (subject to future adjustment for inflation). If you are age 50 or older, you may contribute an additional $1,000. Only contributions to traditional IRAs are tax-deductible. However, that deduction may be reduced if you or your spouse is an active participant in an employer-sponsored retirement plan and you (or you and your spouse) have adjusted gross income above certain levels. Your ability to contribute to a Roth IRA also may be restricted if you (or, if you are married, you and your spouse) have adjusted gross income above certain levels.

Your employer may also contribute to your IRA as part of a Savings Incentive Match Plan for Employees, or "SIMPLE plan," established after December 31, 1996. Under a SIMPLE plan, you may contribute annually to your IRA up to $12,000 for 2013 (subject to future adjustment for inflation), and your employer must generally match such contributions up to 3% of your annual salary. (If you are age 50 or older, you may contribute a greater amount.) Alternatively, your employer may elect to contribute to your IRA based on 2% of the lesser of your compensation or $255,000 (subject to periodic adjustments for inflation).

This information on IRAs summarizes only some of the important federal tax considerations affecting IRA contributions. These comments are not meant to be a substitute for tax planning. Consult your tax advisor about your specific tax situation.

EXCHANGES

Page 20 - Monteagle Funds –  Statement of Additional Information

By making an exchange by telephone, you authorize the Transfer Agent to act on telephonic instructions believed by the Transfer Agent to be genuine instructions from any person representing himself or herself to be you. The records of the Transfer Agent of such instructions are binding. The exchange procedures may be modified or terminated at any time upon appropriate notice to shareholders. For Federal income tax purposes, exchanges are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than the shareholder's basis in such shares at the time of such transaction.

ADDITIONAL TAX INFORMATION

The Fund intends to distribute all of its net investment income and net realized long- or short-term capital gains, if any, to its shareholders annually after the close of The Fund’s fiscal year. See “Dividends, Distributions and Tax Matters” in the Prospectus for information concerning the manner in which dividends and distributions may be automatically reinvested in shares of The Fund. Shareholders may elect in writing to receive any such dividends or distributions, or both, in cash. Dividends and distributions are taxable to shareholders as discussed below whether they are reinvested in shares of The Fund or received in cash.

The Fund qualifies and intends to continue to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If The Fund does not qualify, it generally will be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by The Fund in computing its taxable income. Additionally, The Fund’s distributions would generally be taxable to shareholders as ordinary income.

Dividends paid by The Fund from its ordinary income, and distributions of The Fund’s net realized short-term capital gains, are taxable to non-tax-exempt investors as ordinary income or qualified dividend income. Dividends received by The Fund and properly reported when distributed that are qualified dividend income are eligible for the reduced maximum rate to individuals of 20%. Ordinary income dividends may generally be eligible for the 70% dividends received deduction allowed to corporations under the Code, if certain requirements are met.

Distributions made from The Fund’s net realized long-term capital gains are generally taxable to shareholders as long-term capital gains regardless of the length of time the shareholder has owned Fund shares. Generally, long-term capital gains are currently taxable at a maximum federal income rate of 15%, however, qualified dividends and long-term capital gains may be taxed at a maximum U.S. federal rate of 20% depending on your tax bracket. Upon redemption of Fund shares, a non-tax exempt investor generally will realize a capital gain or loss equal to the difference between the redemption price received by the investor and the adjusted basis of the shares redeemed. If the redemption by The Fund is in-kind, capital gain or loss will be measured by the difference between the fair market value of securities received and the adjusted basis of the shares redeemed. Such capital gain or loss, generally, will constitute a short-term capital gain or loss if the redeemed Fund shares were held for twelve (12) months or fewer, and long-term capital gain or loss if the redeemed Fund shares were held for more than twelve (12) months. If, however, Fund shares were redeemed within six (6) months of their purchase by an investor, and if a capital gain dividend was paid with respect to The Fund’s shares while they were held by the investor, then any loss realized by the investor will be treated as long-term capital loss to the extent of the capital gain dividend.

Under certain provisions of the Code, some shareholders may be subject to 24% withholding on dividends, capital gains distributions and redemption payments (“backup withholding”). Generally, shareholders subject to backup withholding will be those for whom a taxpayer identification number is not on file with The Fund or who, to The Fund’s knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that the investor is not otherwise subject to backup withholding. Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided.

Dividends paid by The Fund from its ordinary income and distributions of The Fund’s net realized short-term capital gains paid to shareholders who are non-resident aliens will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and foreign entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident aliens and foreign entities are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

Monteagle Funds –  Statement of Additional Information -  Page 21

The Code requires each regulated investment company to pay a nondeductible 4% excise tax to the extent the company does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98.2% of its capital gains, determined, in general, on an October 31 year-end, plus any undistributed amount from prior years. The Fund anticipates that it will make sufficient timely distributions to avoid imposition of the excise tax. If The Fund pays a dividend or distributions in January which was declared in the previous October, November or December to shareholders of record on a date in those months, then such dividend or distribution will be treated for tax purposes as being paid on December 31 of the year it was declared and will be taxable to shareholders as if received on December 31.

The foregoing is a general and abbreviated summary of certain applicable provisions of the Code and Treasury regulations presently in effect and is generally focused on the consequences to non-exempt investors. The Code and these Treasury regulations are subject to change by legislative or administrative action possibly with retroactive effect. Dividends and capital gain distributions may also be subject to state and local taxes.

The federal income tax consequences set forth above do not address any particular tax considerations a shareholder of The Fund might have. Shareholders are urged to consult their tax advisors as to the particular tax consequences of the acquisition, ownership and disposition of shares of The Fund, including the application of state, local and foreign tax laws and possible future changes in federal tax laws. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in The Fund.

OTHER MATTERS

GENERAL INFORMATION ON THE TRUST AND ITS SHARES

Structure

The Trust was organized as a statutory trust under the laws of the State of Delaware on November 25, 1997, as Memorial Funds and, in 2006 it changed its name to Monteagle Funds. The Trust has operated as an investment company since inception.

The Trust is registered with the SEC as an open-end, management investment company (a "mutual fund") under the 1940 Act. The Trust offers shares of beneficial interest in series. As of the date hereof, the Trust has issued shares of beneficial interest in the following series:

Monteagle Fixed Income Fund	Monteagle Quality Growth Fund
Monteagle Informed Investor Growth Fund	Monteagle Select Value Fund
The Texas Fund	Monteagle Value Fund
Monteagle Opportunity Equity Fund

Each Fund is a series of Monteagle Funds. It is not intended that meetings of shareholders be held except when required by Federal or Delaware law. From time to time, large shareholders may control one or more Funds. The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Funds do not intend to exercise control over the management of companies in which they invest.

The Trust and each Fund will continue indefinitely until terminated.

Not all of the Funds may be available for sale in the state in which you reside. Please check with your investment professional to determine a Fund's availability.

Shareholder Voting and Other Rights

Each share of each Fund has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately. Generally, shares will be voted separately by individual Fund except: (1) when required by

Page 22 - Monteagle Funds –  Statement of Additional Information

applicable law, shares shall be voted in the aggregate and not by individual Fund; and (2) when the Trustees have determined that the matter affects the interests of more than one Fund, then the shareholders of all such Funds shall be entitled to vote thereon. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and non-assessable.

A shareholder of a Fund is entitled to the shareholder's pro rata share of all distributions arising from that Fund's assets and, upon redeeming shares, will receive the portion of the Fund's net assets represented by the redeemed shares. A shareholder or shareholders representing 33% or more of the outstanding shares entitled to vote may, as set forth in the Trust Instrument, call meetings of the Trust (or Fund) for any purpose related to the Trust (or Fund), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

Certain Reorganization Transactions

The Trust or any Fund may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally, such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the Fund. The Trustees may, without prior shareholder approval: (1) cause the Trust or any Fund to merge or consolidate with or into one or more entities, if the surviving or resulting entity is the Trust or another company registered as an open-end, management investment company under the 1940 Act, or a series thereof; (2) cause any or all shares to be exchanged under or pursuant to any state or Federal statute to the extent permitted by law; or (3) cause the Trust to incorporate or organize under the laws of any state, commonwealth, territory, dependence, colony or possession of the United States of America or in any foreign jurisdiction.

FUND OWNERSHIP

As of{   , 2019}, the persons listed below owned of record 5% or more of a Fund.

From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. Shareholders owning of record or beneficially 25% or more of a Fund may be deemed to control such Fund.

SHAREHOLDER	FUND	PERCENTAGE OF SHARES OWNED

*

The listed securities are owned beneficially by the entity for the benefit of its clients invested in the Fund.

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Predecessor Fund’s shares on [April , 2019] and the percentage of the outstanding shares owned on that date are listed below.

SHAREHOLDER	FUND	PERCENTAGE OF SHARES OWNED
GREAT-WEST TRUST COMPANY LLC	HENSSLER EQUITY FUND INV CL	13.20%
RELIANCE TRUST COMPANY	HENSSLER EQUITY FUND INV CL	14.69%
MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY	HENSSLER EQUITY FUND INV CL	20.09%
CHARLES SCHWAB & CO., INC.	HENSSLER EQUITY FUND INV CL	29.55%

Monteagle Funds –  Statement of Additional Information -  Page 23

CHARLES SCHWAB & CO., INC.	HENSSLER EQUITY FUND INST CL	9.46%
AMERICAN UNITED LIFE INSURANCE	HENSSLER EQUITY FUND INST CL	21.73%
BENEFIT TRUST COMPANY FBO CITY OF PEACHTREE	HENSSLER EQUITY FUND INST CL	27.25%
BENEFIT TRUST COMPANY FBO CITY OF CARTERSVILLE	HENSSLER EQUITY FUND INST CL	34.94%

As of [April   , 2019], the Trustees and officers of the Trust owned, in the aggregate, less than 1% of each Fund's outstanding shares.

LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust and requires that a disclaimer be given in each bond, note or contract, or other undertaking entered into or executed by the Trust or the Trustees. The Trust's Trust Instrument (the document that governs the operation of the Trust) provides that the shareholder, if held to be personally liable solely by reason of being or having seen a shareholder of a Fund, shall be entitled out of the assets of such Fund to be held harmless from and indemnified against all losses and expenses arising from such liability. The Trust Instrument also provides that each Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the Fund is unable to meet its obligations.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust or its shareholders for any act, omission or obligation of the Trust or any Trustee. In addition, the Trust Instrument provides that the Trustees shall not be liable for any act, omission or any conduct whatsoever in his capacity as a Trustee, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

CODE OF ETHICS

The Trust, the Advisers, the Sub-advisers and the Distributor have adopted codes of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate or mitigate conflicts of interest between the Funds and personnel of the Funds, the Adviser, the Sub-advisers and the Distributor. The codes of ethics permit such personnel to invest in securities, including securities that may be purchased or held by the Funds. The codes of ethics require all covered persons to conduct their personal securities transactions in a manner which do not operate adversely to the interests of the Funds or other clients. Copies of the codes of ethics have been filed with the SEC as exhibits to the Trust's registration statement, which is available on the SEC's website at http://www.sec.gov. The Trust's code of ethics is available free of charge upon request by calling (888) 263-5593 or writing:

MONTEAGLE FUNDS

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

PORTFOLIO HOLDINGS DISCLOSURE POLICY

It is the policy of the Trust to protect the confidentiality of Fund holdings and prevent the selective disclosure of nonpublic information about Fund portfolio holdings. The Trust publicly discloses holdings of all Funds in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. Portfolio information is

Page 24 - Monteagle Funds –  Statement of Additional Information

provided to the Funds' custodian (daily), fund accountants (daily), investment adviser and Sub-advisers (daily), independent registered public accounting firm (annually), attorneys (as needed), officers (daily) and Trustees (quarterly) and each of their respective affiliates and advisers, and are subject to conditions.  of confidentiality.  “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. Third party servicing agents generally are subject to an independent obligation not to trade on confidential information under their code of ethics and/or as a result of common law precedents; however, the Fund does not require an independent confirmation from the third parties that they will not trade on the confidential information.

Periodically, the Trust's executive officers or the Adviser, Sub-advisers or Administrator may distribute certain Fund information such as top ten holdings, sector holdings and other portfolio characteristic data before such information is required to be disclosed pursuant to regulatory requirements, provided that the information has been publicly disclosed via the Funds' website or otherwise, typically 30 days after quarter end.

There are numerous mutual fund evaluation services, such as Standard & Poor's, Morningstar, or Lipper, that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc. These services then distribute the results of their analysis to the public and/or paid subscribers. In order to facilitate the review of the Funds by these services, the Funds may distribute (or authorize their service providers to distribute) portfolio holdings to such services before their public disclosure is required as discussed above. These services are prohibited from trading on the information they receive and are expected to prevent the distribution of portfolio holdings or results of the analysis to third parties, other departments, or persons who are likely to use the information for purposes of purchasing or selling shares of the Funds before the portfolio holdings or results of the analysis become public information.  The Trust, Fund, Advisor, Subadvisor and any affiliated persons of the Advisor or Subadvisor, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings.

The Adviser or Sub-advisers of the Funds may periodically distribute a list of the issuers and securities that are covered by their research department as of a particular date. The list of issuers and securities may represent securities currently held by the Funds and securities that may be purchased for the Funds. In no case will a list specifically identify an issuer's securities as either currently held or anticipated to be held by the Funds or identify Fund position sizes.

The Board has approved the Trust's portfolio holdings disclosure policies and procedures and must approve any material change to such policies and procedures. The Board oversees the monitoring of these policies by authorizing the Chief Compliance Officer to audit the policies and procedures and approve any exception to the policies that is deemed to be in the best interest of the Funds' shareholders. The Chief Compliance Officer shall report to the Board annually to discuss the information, who gets the information and whether any violations have occurred. The Board may also impose additional restrictions on the dissemination of portfolio information beyond those found in the policies and procedures. Any violation of the policies and procedures that constitutes a material compliance matter, conflict, waiver or exception to the policies and procedures will be reported to the Board, and the Board and/or Chief Compliance Officer shall address and resolve the matter.

PROXY VOTING PROCEDURES

The Trust has adopted policies and procedures to be used in connection with voting proxies relating to portfolio securities. The policies and procedures provide instructions to the Adviser on how to vote when specified matters are presented for shareholder vote. If there is a conflict between the interest of the Adviser and Fund shareholders that is not covered by the list of specified matters, then the Board of Trustees or a designated disinterested Trustee must be contacted for a decision on how to vote on the matter. A copy of the Trust's Proxy Voting Procedures is attached as Appendix C. Information regarding how the Funds voted proxies during the most recent 12-month period ended June 30 is available, without charge, by calling (888) 263-5593 or on the SEC's website at http://www.sec.gov.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Monteagle Funds –  Statement of Additional Information -  Page 25

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete and, in each instance, are qualified by the copy of such contract or other documents filed as exhibits to the registration statement.

FINANCIAL STATEMENTS

The financial statements for the Predecessor Fund and the independent registered public accounting firm's report appearing in the Annual Report for the fiscal year ended April 30, 2018 and in the Semi-Annual Report for the fiscal period ended October 30, 2018 are hereby incorporated by reference. These financial statements include the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes to financial statements and report of independent registered public accounting firm.  You can obtain the Annual Report and Semi-Annual Report without charge by calling (888) 263-5593.

Page 26 - Monteagle Funds –  Statement of Additional Information

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS) AND PREFERRED STOCK

MOODY'S INVESTORS SERVICE, INC.

AAA

Bonds and preferred stock that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA

Bonds and preferred stock that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

A

Bonds and preferred stock that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA

Bonds and preferred stock which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA

Bonds and preferred stock that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

Bonds and preferred stock that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA	Bonds and preferred stock that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA

Bonds and preferred stock that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C

Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD AND POOR'S

AAA	An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to

Monteagle Funds –  Statement of Additional Information -  Page 27

meet its financial commitment on the obligation is very strong.

A

An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, large uncertainties or major exposures to adverse conditions may outweigh these.

BB

An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated CC is currently highly vulnerable to nonpayment.

C

An obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D

An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE	PLUS (+) OR MINUS (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The 'r' symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns that are not addressed in the credit rating.

FITCH RATINGS

AAA

HIGHEST CREDIT QUALITY. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

VERY HIGH CREDIT QUALITY. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

HIGH CREDIT QUALITY. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in

Page 28 - Monteagle Funds –  Statement of Additional Information

circumstances or in economic conditions than is the case for higher ratings.

BBB

GOOD CREDIT QUALITY. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB

SPECULATIVE. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

HIGHLY SPECULATIVE. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C

HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

DDD, DD, D

DEFAULT. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. 'DD' indicates potential recoveries in the range of 50% - 90% of such outstanding, and 'D' the lowest recovery potential, i.e. below 50%.

SHORT TERM RATINGS

MOODY'S INVESTORS SERVICE

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

• Leading market positions in well-established industries.

• High rates of return on funds employed.

• Conservative capitalization structure with moderate reliance on debt and ample asset protection.

• Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

• Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Monteagle Funds –  Statement of Additional Information -  Page 29

NOT PRIME	Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S

A-1

A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C

A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH RATINGS

F1

Obligations assigned this rating are considered to have the highest credit quality. This rating indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2

Obligations assigned this rating are considered to have good credit quality. This rating indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

Obligations assigned this rating are considered to have fair credit quality. This rating indicates an adequate capacity for timely payment of financial commitments; however, near-term adverse changes could result in a reduction to non-investment grade.

B

Obligations assigned this rating are considered speculative. This rating indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C

Obligations assigned this rating are considered to have a high default risk. This rating indicates that default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D

Obligations assigned this rating are in actual or imminent payment default.

Page 30 - Monteagle Funds –  Statement of Additional Information

APPENDIX B - MISCELLANEOUS TABLES

TABLE 1 - INVESTMENT ADVISORY FEES

A.

The following table shows the dollar amount of advisory fees accrued by each Fund, the amount of that fee waived by the Adviser, if any, and the actual fees retained by the Adviser during the past three fiscal years.

MONTEAGLE OPPORTUNITY EQUITY FUND	NASHVILLE CAPITAL ADVISORY FEE ACCRUED	NASHVILLE CAPITAL ADVISORY FEE WAIVED	NASHVILLE CAPITAL ADVISORY FEE RETAINED
Year Ended April 30, 2019	--	--	--

B.

The following table shows the aggregate dollar amount of fees paid by the Adviser to the Sub-adviser with respect to each Fund.

MONTEAGLE OPPORTUNITY EQUITY FUND	AGGREGATE DOLLAR AMOUNT PAID
Year Ended April 30, 2019	--

TABLE 2 - BROKERAGE COMMISSIONS PAID

The following table shows the aggregate brokerage commissions with respect to each Fund. The data is for the past three fiscal years.

MONTEAGLE OPPORTUNITY EQUITY FUND	AGGREGATE COMMISSIONS PAID
Year Ended April 30, 2019	--

Monteagle Funds –  Statement of Additional Information -  Page 31

APPENDIX C - PROXY VOTING PROCEDURES

PROXY VOTING PROCEDURES

The Board of Trustees of the Monteagle Funds (the “Funds”) notes the January 31, 2003 Securities and Exchange Commission (“SEC”) releases adopting various rules – including, among others, Investment Company Act of 1940 Rule 30b1-4 and Investment Adviser Act of 1940 Rule 206(4)-6.  These procedures have been adopted in light of those releases.  It is the intent of the Board that the Funds’ procedures be consistent with those of the Funds’ investment advisers to avoid unnecessary expenses.

 A.  Guidelines

It is the policy of the Funds to vote proxies for all accounts for which it has voting authority in a manner in which the Funds believes to be in the best interests of its clients and Plan participants.  The Funds recognizes that in many instances the interests of corporate management may not be consistent with what the Funds views to be in the best interests of the Plan participant.  Therefore, the Funds has adopted the following general procedures:

1.

Confidential Voting and Shareholder Actions:  The Funds believes that the proxy voting systems should provide access to both management and shareholders.  As such, the Funds would tend to vote in favor of shareholder resolutions requesting that corporations adopt policies that comprise both confidential voting and the use of independent inspectors of elections.

The Funds would also generally oppose any measures that would restrict the right of shareholders to act by written consent or to call a special meeting of the shareholders.

2.

Poison Pills and Golden Parachutes:  The Funds believes that the shareholders of a corporation should have the right to vote upon decisions in which there is a real or potential conflict between the interests of shareholders and those of management.

Thus, the Funds will vote in favor of shareholder proposals requesting that a corporation submit a “poison pill” for shareholder ratification.  We will examine, on a case-by-case basis, shareholder proposals to redeem a “poison pill” and management proposals to ratify a “poison pill”.  The Funds will also vote in favor of proposals that “golden parachute” proposals be submitted for shareholder approval.

3.

Election of Directors:  The Funds believes that one of the primary rights of a shareholder is the right to vote for the election of directors.  We feel that all members of the board of directors should stand for election each year, and will, therefore, vote against a classified or “staggered” board.

4.

Voting Rights:  The Funds believes that each shareholder should have equal voting rights.  The Funds will vote against dual class voting and other unequal voting structures.

5.

Fair Price Amendments:  The Funds believes that “fair price amendments” can protect shareholders from coercive and discriminatory tender offers.  The Funds will generally vote in favor of fair price provisions and in favor of other measures which we feel will protect shareholders from coercive takeover bids which do not provide for fair and equal treatment of all shareholders.

6.

Target Share Payments:  The Funds believes that shareholders should have the right to vote on the placement of blocks of a corporation’s stock in the hands of persons friendly to management.

The Funds will vote in favor of shareholder proposals which request that corporations first obtain shareholder authorization before issuing any significant amount of voting stock (whether common or preferred), rights, warrants or securities convertible into voting stock to any person or group.  We believe that shareholders should have the right to vote on placements that could enable management of a corporation to defeat a tender offer that may be in the best interests of shareholders.

7.

Tender Offers:  The Funds will consider tender offers on a case-by-case basis.

Page 32 - Monteagle Funds –  Statement of Additional Information

B.  Conflicts

The Funds recognizes that proxy proposals may present a conflict between the interests of fund shareholders and those of the fund’s investment adviser, principal underwriter, or other service providers or certain other affiliates.  Therefore, the Funds has adopted the following conflict procedures:

1.

Identifying Conflicts:  The person assigned responsibility for voting proxies shall, when reviewing proxy materials, identify conflicts of interest including, for example:

a.

when the adviser (or its affiliate) is or is seeking to manage a pension plan, administer employee benefit plans, or provide brokerage, underwriting, insurance or banking services to a Funds whose management is soliciting proxies or;

b.

has business or personal relationships with participants in proxy contests, corporate directors or candidates for directorships.

2.

Data for Identifying Conflicts:  The person assigned responsibility for voting proxies shall advise Funds management (or the fund’s investment adviser) of companies soliciting proxies, and management shall advise if there are any known conflicts – including, in particular, the conflicts listed as example in the preceding paragraph.

3.

Disclose Conflicts:  If a conflict is identified, the person assigned to vote proxies shall notify Funds management as soon as possible so that a voting decision may be made, voting on the proxy proposal in a timely manner.

4.

Voting Decisions in Conflict Situations:  If the matter to be voted on is covered by Part A of these procedures, the proxy shall be voted in accordance with Part A.  If the matter is not specifically addressed by Part A and there is a conflict, management of the Funds shall contact the Board of Trustees or the Board’s designated representative for voting instructions.

5.

Record of Voting Instructions:  Funds management shall record and the person responsible for voting proxies shall maintain records reflecting client voting instructions on matters where there are conflicts.

C.  Voting Records

The Funds recognizes obligations to maintain records as required by Rule 30b1-4 under the Investment Funds Act of 1940 and not the investment adviser’s obligations under Rule 206(4)-6 and 204-2(c)(2) under the Investment Advisers Act of 1940.   Therefore, the Funds has adopted the following record keeping procedure:

1.

Person Responsible:  The person assigned responsibility for voting proxies or, if that person is an outside service provider, the person in the Funds’ legal or compliance department responsible for maintaining compliance records shall prepare and maintain the files/records required by these procedures.

2.

Policies and Procedures:  A copy of all proxy voting procedures adopted by the Funds shall be maintained in an appropriately labeled file for the term required by regulatory authorities.

3.

Proxy Statements:  A record of all proxy statements with respect to securities held in Funds (or client) portfolios shall be maintained in the form of an EXCEL (or similar) spreadsheet.  Hard copies of the proxy statements shall not be maintained in Funds files; instead, the Funds shall rely on obtaining a copy of a proxy statement from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) system.

4.

Proxy Voting Record:  The person responsible for voting proxies shall maintain a record detailing for each Fund (or for each client) in the form of an EXCEL (or similar) spreadsheet containing

Monteagle Funds –  Statement of Additional Information -  Page 33

the following information for each matter relating to a portfolio security considered at any shareholder meeting with respect to which the Fund (or client) is entitled to vote:

a.

The name of the issuer of the portfolio security;

b.

The exchange ticker symbol of the portfolio security;

c.

The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

d.

The shareholder meeting date;

e.

A brief identification of the matter voted on;

f.

Whether the matter was proposed by the issuer or by a security holder;

g.

Whether the registrant cast its vote on the matter;

h.

How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

i.

Whether the registrant cast its vote for or against management.

5.

Memoranda:  In addition to the record required by Part B.5. of these procedures, the person assigned responsibility for voting proxies shall maintain a copy of documents created by Funds (or the adviser) personnel that were material to the voting decision.

6.

Request for Data:  A copy of each written request for a Fund’s voting record and a copy of each written response, if more than a copy of a formatted voting record, shall be maintained.  [The Funds shall consider whether the person requesting the voting record is a shareholder of record.  If the person is not a shareholder of record, that person shall be referred to the SEC’s EDGAR system.]  The report shall be mailed within three days of receipt of a request.

D.  Regulatory Reporting of Proxy Votes

The Funds recognizes that it is required by Rule 30b1-4 under the Investment Funds Act of 1940 to file Form N-PX, Annual Report of Proxy Record of Registered Management Investment Funds, with the SEC not later than August 31st of each year; and that the Form is to contain the Funds’ proxy voting record, separately for each Fund (or series), for the most recent twelve-month period ended June 30.  Therefore, the Funds has adopted the following procedures:

1.

Form Preparation:  Legal and/or Compliance personnel shall prepare Form N-PX, incorporating the spreadsheet prepared as required by Part C.4., prior to August 31st.

2.

Disclosure Control Committee:

3.

Review – Execution:  Funds management shall review, execute and instruct filing of the report on Form N-PX prior to August 31st.

E.  Disclosure of Policies and Procedures for Voting Proxies

The Funds recognizes that is required to disclose the Proxy Voting Procedures and related information in its Registration Statement on Form N-1A, Item 13(f) and Item 22(b)(7) and (8) and (c)(5) and (6).  The Funds also notes the investment adviser’s obligation to disclose its proxy voting procedures.  Therefore, the Funds has adopted the following procedures:

1.

Form N-1A:  These procedures shall be included in the Funds’ Statement of Additional Information (“SAI”) in their entirety (attached as an exhibit) and related disclosures shall be

Page 34 - Monteagle Funds –  Statement of Additional Information

added to the SAI.

2.

Adviser’s Disclosures:  In connection with establishing these procedures the Board of Trustees has considered the investment adviser’s proxy voting procedures and does, hereby, acknowledge disclosure by the investment adviser.  It is understood that investment adviser designate personnel (or a designated outside service provider retained by the investment adviser) who are (or is) the person responsible for voting proxies.  Accordingly, the investment adviser is directly and/or indirectly responsible for implementation, operation and disclosure under these procedures.

F. Supervision – Oversight

The Funds’ Vice President and Secretary shall monitor the voting of proxies, SEC reporting concerning proxy voting, and disclosures with respect to proxy voting under these procedures; and shall report to the Board of Trustees at each quarterly meeting with respect to proxy voting under these procedures.

Adopted: February 18, 2003

Revised: August 18, 2006

Revised: January 23, 2014

Monteagle Funds –  Statement of Additional Information -  Page 35

PART C

OTHER INFORMATION

ITEM 28.

EXHIBITS

(a)(1)

Trust Instrument of the Registrant dated November 25, 1997.

(Incorporated herein by reference to Item 24(b)(1) in Registrant’s Registration Statement on Form N-1A filed December 4, 1997.)

(a)(2)

Amendment No. 1, dated February 14, 2006, to the Trust Instrument of the Registrant.

(Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed July 11, 2006.)

(a)(3)

Certificate of Amendment, dated December 28, 2007, to the Trust Instrument of the Registrant.

(Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on January 8, 2008.)

(a)(4)

Certificate of Amendment, dated August 6, 2009, to the Trust Instrument of the Registrant.

(Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on August 10, 2009.)

(a)(5)

Certificate of Amendment to the Certificate of Trust of the Registrant dated September 13, 2013 and filed with the Delaware Secretary of State on September 16, 2013.

(Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on September 17, 2013.)

(b)

None.

(c)

The following provisions from the Trust’s Trust Instrument (referenced in Item 28(a) above) define the rights of holders of Trust Shares: Articles II, V, VII and IX, and Sections 10.03, 12.04, 12.05, 12.08 and 12.14.

(d)(1)

Management Agreement, dated May 1, 2009, by and between Registrant and Nashville Capital Corporation.

(Incorporated herein by reference to Item 23(d)(1) in Registrant’s Registration Statement on Form N-1A filed on June 5, 2009.)

(d)(1)(i)

First Amendment to Monteagle Funds Management Agreement, dated September 17, 2013, between Registrant and Nashville Capital Corporation.

(Incorporated herein by reference to Item 23 (d)(1)(i) in Registrant’s Registration Statement on Form N-1A filed on September 17, 2013.)

(d)(1)(ii)

Management Agreement, dated May 2, 2017, by and between Registrant and Nashville Capital Corporation.

(Incorporated herein by reference to Item 23(d)(1)(ii) in Registrant’s Registration statement on Form N-1A filed on December 22, 2017.)

(d)(1)(iii)

Management Agreement by and between Registrant and Nashville Capital Corporation to with respect to the Monteagle Opportunity Equity Fund be filed by subsequent amendment.

(d)(2)

Sub-Advisory Agreement, dated July 1, 2010, by and among Registrant, Nashville Capital Corporation and Garcia Hamilton & Associates, L.P. (formerly known as Davis Hamilton Jackson & Associates, L.P.), with respect to the Quality Growth Fund.

(Incorporated herein by reference to Item 28(d)(3) in Registrant’s Registration Statement on Form N-1A filed on December 28, 2010.)

(d)(2)(i)

Sub-Advisory Agreement, dated September 1, 2017, by and among Registrant, Nashville Capital Corporation and Howe and Rusling, Inc., with respect to the Quality Growth Fund.

 (Incorporated herein by reference to Item 23(d)(2)(i) in Registrant’s Registration statement on Form N-1A filed on December 22, 2017.)

(d)(3)

Sub-Advisory Agreement, dated September 23, 2005, between Registrant, Nashville Capital Corporation and Howe and Rusling, Inc., with respect to the Monteagle Fixed Income Fund.

(Incorporated herein by reference to Item 23(d)(3) in Registrant’s Registration Statement on Form N-1A filed on December 21, 2006.)

(d)(3)(i)

Sub-Advisory Agreement, dated May 2, 2017, between Registrant, Nashville Capital Corporation and Howe and Rusling, Inc., with respect to the Monteagle Fixed Income Fund.

(Incorporated herein by reference to Item 23(d)(3)(i) in Registrant’s Registration statement on Form N-1A filed on December 22, 2017.)

(d)(4)

Sub-Advisory Agreement, dated July 14, 2006, between Registrant, Nashville Capital Corporation and Robinson Investment Group, Inc., with respect to the Monteagle Value Fund.

(Incorporated herein by reference to Item 23(d)(6) in Registrant’s Registration Statement on Form N-1A filed July 11, 2006.)

(d)(4)(i)

First Amendment to Monteagle Funds Sub-Advisory Agreement, dated February 9, 2012, between Registrant, Nashville Capital Corporation and Robinson Investment Group, Inc., with respect to the Monteagle Value Fund.

(Incorporated herein by reference to Item 28(d)(4)(i) in Registrant’s Registration

Statement on Form N-1A filed December 28, 2012.)

(d)(4)(ii)

Sub-Advisory Agreement, dated May 2, 2017, between Registrant, Nashville Capital Corporation and Robinson Investment Group, Inc., with respect to the Monteagle Value Fund.

(Incorporated herein by reference to Item 28(d)(4)(ii) in Registrant’s Registration statement on Form N-1A filed on December 22, 2017.)

(d)(5)

Sub-Advisory Agreement, dated March 31, 2008, between Registrant, Nashville Capital Corporation and T.H. Fitzgerald & Company, with respect to the Monteagle Informed Investor Growth Fund.

(Incorporated herein by reference to Item 23(d)(6) in Registrant’s Registration Statement on Form N-1A filed January 8, 2008.)

(d)(5)(i)

First Amendment to Monteagle Funds Sub-Advisory Agreement, dated February 9, 2012, between Registrant, Nashville Capital Corporation and T.H. Fitzgerald & Company, with respect to the Monteagle Informed Investor Growth Fund.

(Incorporated herein by reference to Item 28(d)(5)(i) in Registrant’s Registration Statement on Form N-1A filed December 28, 2012.)

(d)(5)(ii)

Sub-Advisory Agreement, dated May 2, 2017, between Registrant, Nashville Capital Corporation and T.H. Fitzgerald & Company, with respect to the Monteagle Informed Investor Growth Fund.

(Incorporated herein by reference to Item 28(d)(5)(ii) in Registrant’s Registration statement on Form N-1A filed on December 22, 2017.)

(d)(6)

Sub-Advisory Agreement, dated May 1, 2009, between Registrant, Nashville Capital Corporation and Parkway Advisors, LP, with respect to the Monteagle Select Value Fund.

(Incorporated herein by reference to Item 23(d)(8) in Registrant’s Registration Statement on Form N-1A filed on June 5, 2009.)

(d)(6)(i)

Sub-Advisory Agreement, dated May 2, 2017, between Registrant, Nashville Capital Corporation and Parkway Advisors, LP, with respect to the Monteagle Select Value Fund.

(Incorporated herein by reference to Item 28(d)(6)(i) in Registrant’s Registration statement on Form N-1A filed on December 22, 2017.)

(d)(7)

Sub-Advisory Agreement, dated September 17, 2013, between Registrant, Nashville Capital Corporation and J. Team Financial, Inc. d/b/a Team Financial Strategies, with respect to The Texas Fund.

(Incorporated herein by reference to Item 23(d)(7) in Registrant’s Registration Statement on Form N-1A filed on September 17, 2013.)

(d)(7)(i)

Sub-Advisory Agreement, dated September 17, 2013, between Registrant, Nashville Capital Corporation and J. Team Financial, Inc. d/b/a Team Financial Strategies, with respect to The Texas Fund.

(Incorporated herein by reference to Item 28(d)(7)(i) in Registrant’s Registration statement on Form N-1A filed on December 22, 2017.)

(d)(8)

Sub-Advisory Agreement between Registrant, Nashville Capital Corporation and G.W. Henssler & Associates, Ltd., with respect to the Monteagle Opportunity Equity Fund to be filed by subsequent amendment.

(e)(1)

Distribution Agreement, dated December 1, 2016, between Registrant and Arbor Court Capital, LLC.

(Incorporated herein by reference to Item 28(e)(1) in Registrant’s Registration Statement on Form N-1A filed on December 21, 2016.)

(e)(1)(i)

First Amendment to Distribution Agreement between Registrant and Arbor Court Capital, LLC to be filed by subsequent amendment.

(e)(2)

Form of Selling Group Agreement between Arbor Court Capital, LLC and dealers.

(Incorporated herein by reference to Item 28(e)(2) in Registrant’s Registration Statement on Form N-1A filed on December 21, 2016.)

(f)

None.

(g)

Custody Agreement, dated May 1, 2009, between Registrant and Huntington National Bank.

(Incorporated herein by reference to Item 23(g) in Registrant’s Registration Statement on Form N-1A filed on November 9, 2009.)

(g)(1)

First Amendment to Custody Agreement between Registrant and Huntington National Bank to be filed by subsequent amendment.

(h)(1)

Transfer Agent Agreement, dated December 1, 2016, between Registrant and Mutual Shareholder Services, LLC.

(Incorporated herein by reference to Item 28(h)(1) in Registrant’s Registration Statement on Form N-1A filed on December 21, 2016.)

(h)(2)

Accounting Services Agreement, dated December 1, 2016, between Registrant and Mutual Shareholder Services, LLC

(Incorporated herein by reference to Item 23(h)(2) in Registrant’s Registration Statement on Form N-1A filed on December 21, 2016.)

(i)(1)

Opinion of John H. Lively, The Law Offices of John H. Lively & Associates, Inc., dated December 23, 2010, regarding Monteagle Funds.

(Incorporated by reference to Item 28(i) in Registrant’s Registration Statement on Form N-1A filed on December 28, 2010.)

(i)(2)

Opinion and Consent of Graydon Head & Ritchey LLP, dated September 17, 2013, regarding The Texas Fund.

(Incorporated herein by reference to Item 23(i)(2) in Registrant’s Registration Statement on Form N-1A filed on September 17, 2013.)

(i)(3)

Opinion and Consent of Charles R. Ropka, The Law Office of C. Richard Ropka, dated June 8, 2017, regarding Monteagle Select Value Fund.

(Incorporated herein by reference to Item 28(i)(3) in Registrant’s Registration Statement on Form N-1A filed on June 8, 2017.)

(i)(4)

Opinion and Consent of Charles R. Ropka, The Law Office of C. Richard Ropka regarding Monteagle Funds to be filed by subsequent amendment.

(j)

Consent of Independent Registered Public Accounting Firm to be filed by subsequent amendment.

(k)

None.

(l)

Investment Representation letter of original purchaser of shares of Registrant.

(Incorporated herein by reference to Item 24(b)(13) in Registrant’s Registration Statement on Form N-1A filed on March 18, 1998.)

(m)

Rule 12b-1 Plan - None.

(n)

Rule 18f-3 Plan.

(Incorporated herein by reference to Item 23(n) in Registrant’s Registration Statement on Form N-1A filed on September 17, 2013.)

(n)(i)

Rule 18f-3 Plan with respect to the Monteagle Opportunity Equity Fund to be filed by subsequent amendment.

(o)

Reserved.

(p)(1)

Code of Ethics dated February 21, 2004 (Revised February 2, 2007; Revised May 1, 2009; Revised October 24, 2013) adopted by Registrant.

(Incorporated herein by reference to Item 28(p)(1) in Registrant’s Registration Statement on Form N-1A filed on November 1, 2013.)

(p)(2)

Code of Ethics adopted by Garcia Hamilton & Associates, L.P. (Updated January 2014).

(Incorporated herein by reference to Item 23(p)(2) in Registrant’s Registration Statement on Form N-1A filed on December 31, 2014.)

(p)(3)

Code of Ethics dated November 22, 2004, revised February 23, 2005, and November 3, 2005, adopted by Parkway Advisors, L.P.

(Incorporated herein by reference to Item 23(p)(3) in Registrant’s Registration Statement on Form N-1A filed on December 31, 2007.)

(p)(4)

Code of Business Conduct and Ethics, as Revised and Implemented March 20, 2012, adopted by Nashville Capital Corporation.

(Incorporated by reference to Item 28(p)(4) in Registrant’s Registration Statement on Form N-1A filed on December 28, 2012.)

(p)(5)

Code of Ethics dated November 17, 2016, adopted by Howe and Rusling, Inc.

(Incorporated herein by reference to Item 28(p)(5) in Registrant’s Registration Statement on Form N-1A filed on December 21, 2016.)

(p)(6)

Code of Ethics and Insider Trading Policy adopted by Robinson Investment Group, Inc.

(Incorporated herein by reference to Item 23(p)(9) in Registrant’s Registration Statement on Form N-1A filed July 11, 2006.)

(p)(7)

Code of Ethics (Personal Transactions Policies and Procedures Manual), Revised 09/30/09, adopted by T.H. Fitzgerald & Company.

(Incorporated herein by reference to Item 28(p)(7) in Registrant’s Registration Statement on Form N-1A filed on December 21, 2016.)

(p)(8)

Code of Ethics adopted by Arbor Court Capital, LLC

(Incorporated herein by reference to Item 28(p)(8) in Registrant’s Registration Statement on Form N-1A filed on December 21, 2016.)

(p)(9)

Code of Ethics as of May 1, 2013 adopted by J. Team Financial, Inc., d/b/a Team Financial Strategies.

(Incorporated by reference to Item 28(p)(9) in Registrant’s Registration Statement on Form N-1A filed on June 14, 2013.)

(p)(10)

Code of Ethics adopted by G.W. Henssler & Associates, Ltd. to be filed by subsequent amendment.

Other

Exhibits:

Powers of Attorney on behalf of Larry J. Anderson, David J. Gruber and Jeffrey W. Wallace.

(Incorporated by reference to Item 28(p)(9) in Registrant’s Registration Statement on Form N-1A filed on December 21, 2016.)

ITEM 29.

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

ITEM 30.

INDEMNIFICATION

Section 10.02 of Registrant's Trust Instrument (Item 28(a) above) provides certain rights of indemnification and advancement of defense expenses to the Registrant’s trustees and officers under the circumstances specified in that section, subject to specified exceptions. That section of the Trust Instrument is incorporated herein by reference from Item 24(b)(1) in Registrant’s Registration Statement on Form N-1A filed December 4, 1997, and this statement of general effect is qualified in its entirety by such reference.

Sections 11 and 12 of the Distribution Agreement (Item 28(e) above) between Registrant and its principal underwriter also provide certain limitations of liability and rights of indemnification to the principal underwriter and certain of its personnel when performing services for Registrant, under the circumstances specified in those sections. Those sections of the Distribution Agreement are incorporated herein by reference from Item 23(e) in Registrant’s Registration Statement on Form N-1A filed on June 5, 2009, and this statement of general effect is qualified in its entirety by such reference.

In addition, Registrant has purchased an insurance policy insuring its officers and trustees against certain liabilities incurred in their official capacities, and certain costs of defending claims against the same, under specified circumstances. The insurance policy also insures Registrant against the cost of indemnification payments to trustees and officers under specified circumstances. Registrant and its officers are also covered under a fidelity bond acquired by Registrant pursuant to Rule 17j-1.

ITEM 31.

BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)

Nashville Capital Corporation

The descriptions of Nashville Capital Corporation under the caption Management-Investment Adviser in the Prospectuses and Statement of Additional Information, constituting certain of Parts A and B, respectively, of this amendment to the Trust's registration statement are incorporated by reference herein.

Information as to the officers and directors of Nashville Capital Corporation together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the officers and directors of Nashville Capital Corporation in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-32593) dated 03/22/2018 and is incorporated by reference herein.

(b)

Parkway Advisors, L.P.

The descriptions of Parkway Advisors, L.P. under the caption Management-Sub-Advisers in the Prospectuses and Statement of Additional Information, constituting certain of Parts A and B, respectively, relating to the Select Value Fund, of this amendment to the Trust's registration statement are incorporated by reference herein.

Information as to the officers and directors of Parkway Advisors, L.P. together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the officers and directors of Parkway Advisors, L.P. in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-60265) dated 03/26/2018 and is incorporated by reference herein.

(c)

Howe and Rusling, Inc.

The descriptions of Howe and Rusling, Inc. (H&R) under the caption Management-Sub-Advisers in the Prospectus and Statement of Additional Information relating to the Fixed Income Fund constituting certain of Parts A and B, respectively, of this amendment to the Trust's registration statement are incorporated by reference herein.

Information as to the officers and directors of H&R, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the officers and directors of H&R in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-00294) dated 07/16/2018 and is incorporated by reference herein.

(d)

Robinson Investment Group Inc.

The descriptions of Robinson Investment Group Inc. (Robinson) under the caption Management-Sub-Advisers in the Prospectus and Statement of Additional Information relating to the Value Fund constituting certain of Parts A and B, respectively, of this amendment to the Trust's registration statement are incorporated by reference herein.

Information as to the officers and directors of Robinson, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the officers and directors of Robinson in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-51450) dated 01/03/2018and is incorporated by reference herein.

(e)

T.H. Fitzgerald & Co. L.L.C.

The descriptions of T.H. Fitzgerald & Co. L.L.C. (Fitzgerald) under the caption Management-Sub-Advisers in the Prospectus and Statement of Additional Information relating to the Informed Investor Growth Fund constituting certain of Parts A and B, respectively, of this amendment to the Trust's registration statement are incorporated by reference herein.

Information as to the officers and directors of T.H. Fitzgerald & Co., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the officers and directors of Fitzgerald in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-12196) dated 03/31/2018 and is incorporated by reference herein.

(f)

J. Team Financial, Inc., d/b/a Team Financial Strategies

The descriptions of Team Financial Strategies (Team) under the caption Management-Sub-Advisers in the Prospectus and Statement of Additional Information relating to The Texas Fund constituting certain of Parts A and B, respectively, of this amendment to the Trust's registration statement are incorporated by reference herein.

Information as to the officers and directors of Team, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the officers and directors of Team in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-78596) dated 05/01/2018 and is incorporated by reference herein.

(g)

G.W. Henssler & Associates, Ltd.

The descriptions of G.W. Henssler & Associates, Ltd. (Henssler) under the caption Management-Sub-Advisers in the Prospectus and Statement of Additional Information relating to the Opportunity Equity Fund constituting certain of Parts A and B, respectively, of this amendment to the Trust's registration statement are incorporated by reference herein.

Information as to the officers and directors of Henssler, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the officers and directors of Henssler in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-37240) dated 04/25/2018 and is incorporated by reference herein.

ITEM 32.

PRINCIPAL UNDERWRITERS

(a)

Arbor Court Capital, LLC (the "Distributor") serves as the principal underwriter for the Registrant. The Distributor also acts as principal underwriter for the following registered investment companies:

AmericaFirst Quantitative Funds

Ancora Funds

Archer Investment Series Trust

Clark Fork Trust

Collaborative Investment Series Trust

Frank Funds

Gator Funds

GL Beyond Funds

Monteagle Funds

MSS Series Trust

Neiman Funds

Second Nature Series Trust

The MP63 Fund

(b)

The table below provides information for each director, officer or partner of the Distributor:

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITIONS WITH UNDERWRITER	POSITIONS WITH REGISTRANT
Gregory B. Getts	Chief Financial Officer, Financial Principal, President	None
David W. Kuhr	Chief Compliance Officer	None

*Messrs. Getts and Kuhr and located at 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147.

(c)

Not Applicable.

ITEM 33.

LOCATION OF ACCOUNTS AND RECORDS

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Monteagle Funds' administrator, accounting and transfer agent service provider, Mutual Shareholder Services, LLC, located at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147. The records required to be maintained regarding custody of assets and by the Registrant under Rule 31a-1 (b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, Huntington National Bank, 7 Easton Oval / EA4E95, Columbus, Ohio 43219. The records required to be maintained by the Adviser and Sub-advisers and by the Registrant under Rule 31a-1 (b)(5), (6), (7), (9), (10) are maintained at the offices of the Registrant's Adviser and Sub-advisers as listed under the Management-Adviser and Management-Sub-Advisers/Portfolio Manager headings in the Part A Prospectuses included in this amendment to the Trust's registration statement and incorporated herein by reference.

ITEM 34.

MANAGEMENT SERVICES

Not Applicable.

ITEM 35.

UNDERTAKINGS

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and the Registrant has duly caused this Post-Effective Amendment No. 70 to its registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Abilene, State of Texas, on the 17th day of January, 2019.

MONTEAGLE FUNDS

By:	/s/ Paul B. Ordonio
Paul B. Ordonio, President

Pursuant to the requirements of the Securities Act this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/Paul B. Ordonio	President	01/17/2019
Paul B. Ordonio		Date

/s/Bob Anastasi	Treasurer	01/17/2019
Bob Anastasi		Date

*	Trustee	01/17/2019
Larry Joe Anderson		Date

*	Trustee	01/17/2019
David. J. Gruber		Date

*	Trustee	01/17/2019
Jeffrey W. Wallace		Date

*By: /s/ Paul B. Ordonio		01/17/2019
Paul B. Ordonio, Attorney-in-Fact		Date